Credit Risk (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of credit risk exposure [abstract]
Disclosure of Exposures to Credit Risk by Segment
Exposures to credit risk arise in our business segments from:

Retail Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre
In Homes,
–We provide residential mortgages for customers with good credit quality (prime lending).
–We provide these mostly for owner-occupied homes, with some buy-to-let mortgages provided to non-professional landlords.
In Everyday Banking,
–We provide unsecured lending to individuals, including personal loans, credit cards and account overdrafts.
–We provide banking services to businesses with a turnover of up to £6.5m per annum and relatively simple borrowing needs. We offer overdrafts, credit cards and business loans.

–We provide financing for cars, vans, motorbikes and caravans through Santander Consumer (UK) plc (SCUK).
–Through our joint ventures, Hyundai Capital UK Ltd and Volvo Car Financial Services UK Limited, we provide retail point of sale customer finance and wholesale finance facilities (stock finance).

–Loans, bank accounts, treasury services, invoice discounting, cash transmission, trade finance and asset finance.
–We provide these to SMEs and mid-sized corporates with an annual turnover of up to £500m, Commercial Real Estate and Social Housing associations.

–Asset and liability management of our balance sheet, as well as our non-core and legacy portfolios being run down.
–Exposures include financial institutions, sovereign and other international organisation assets, and structured products, chosen for diversification and liquidity.
–Crown Dependencies - mainly residential mortgages to individuals in Jersey and the Isle of Man.

Disclosure of Type of Credit Risk Mitigation by Portfolio
The types of credit risk mitigation, including collateral, across each of our portfolios is:

Portfolio	Description
Residential mortgages	Collateral is in the form of a first legal charge over the property. Before we grant a mortgage, the property is valued either by a surveyor or using automated valuation methodologies where our confidence in the accuracy of this method is high.
Unsecured lending	There is no collateral or security tied to the loan that can be used to mitigate any potential loss if the customer does not pay us back.
Business banking services	Business banking lending is unsecured. When lending to incorporated businesses, we typically obtain personal guarantees from each director but we do not treat these as collateral.
The type of credit risk mitigation, including collateral, is:

Portfolio	Description
Consumer (auto) finance	Collateral is in the form of legal ownership of the vehicle for most consumer (auto) finance loans, with the customer being the registered keeper. Only a very small proportion of the business is underwritten as a personal loan. In these cases, there is no collateral or security tied to the loan. We use a leading vehicle valuation company to assess the LTV at the proposal stage to ensure that the value of the vehicle being lent against is appropriate.
The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time at a portfolio level we execute significant risk transfer transactions, which typically reduce RWAs.

Portfolio	Description
SME and mid corporate	Includes secured and unsecured lending. We can take mortgage debentures or a first charge on commercial property as collateral. Before agreeing the loan, we get an independent professional valuation which assesses the property. Loan agreements typically allow us to obtain revaluations during the term of the loan. We can also take guarantees, but we do not treat them as collateral unless they are supported by a tangible asset which is charged to us.

We also lend against assets (like vehicles and equipment) and invoices for some customers. We value assets before we lend. For invoices, we review the customers' ledgers regularly and lend against debtors who meet agreed criteria.

We consider the UK Government guarantee supporting losses on amounts lent under its Coronavirus Loan Schemes as collateral (80% for CBILS, CLBILS and RLS, and 100% for BBLS).
Commercial Real Estate	We take a first legal charge on commercial property as collateral. The loan is subject to strict criteria, including the property condition, age and location, tenant quality, lease terms and length, and the sponsor’s experience and creditworthiness. Before agreeing the loan, we visit the property and get an independent professional valuation which assesses the property, the tenant and future demand. Loan agreements typically allow us to obtain revaluations during the term of the loan.
Social Housing	We take a first legal charge on portfolios of residential real estate owned and let by UK Housing Associations as collateral, in most cases. We revalue this every three to five years (in line with industry practice), using the standard methods for property used for Social Housing.
The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time at a portfolio level we execute significant risk transfer transactions, which typically reduce RWAs.

Portfolio	Description
Sovereign and Supranational	In line with market practice, there is no collateral against these assets.
Structured Products	These are our High Quality Liquid Assets (HQLA) and Legacy Treasury asset portfolios. These assets are primarily ABS and covered bonds, which benefit from senior positions in the creditor hierarchy. Their credit rating reflects the over-collateralisation in the structure, and the assets that underpin their cash flows and repayment schedules.
Social Housing	We manage the risk on this portfolio in the same way as for the Social Housing portfolio in Corporate & Commercial Banking.
Financial Institutions	We use standard legal agreements to reduce credit risk via netting and collateralisation on derivatives, repos and reverse repos, and stock borrowing/lending. We also reduce risk by clearing trades through central counterparties (CCPs) where possible.

Legacy Portfolios in run off	We often hold collateral through a first legal charge over the underlying asset or cash. We get independent third-party valuations on fixed charge security in line with industry guidelines.
Crown Dependencies	We manage the risk on this portfolio in the same way as for mortgages in Retail Banking.
The types of credit risk mitigation, including collateral, across each of our portfolios were as follows.

Portfolio	Description
Large Corporates	Most of these corporate loans and products were unsecured. We also had a structured finance portfolio, where we typically held legal charges over assets we financed. We monitored borrowers in line with expected performance and applicable covenants, so we detected any financial distress early.
Financial Institutions	Financial Institutions exposures were minimal and were managed in the same way as Large Corporates.

Disclosure of Types of Forbearance
We may offer the following types of forbearance, but only if our assessments show the customer can meet the revised payments:

Action	Description
Term extension
We can extend the term of the loan, making each monthly payment smaller. For retail customers, where applicable they must also meet our policies for maximum loan term and age when they finish repaying. Customers with interest-only mortgages have to make arrangements to repay the principal at the end of the mortgage. For corporate customers, we expect the customer to be able to pay the interest in the short-term and have a realistic chance of repaying the full balance in the long-term at a minimum. We may offer term extensions if the customer is up to date with their payments but showing signs of financial difficulties. We may also offer this option if the loan is about to mature and near-term refinancing is not possible on market terms.

Interest-only
For retail customers, interest-only is only offered as a short-term standard collections arrangement since March 2015. We now record any related shortfall in monthly payments as arrears and report them to the credit reference agencies. As a result, we do not classify interest-only arrangements agreed since March 2015 as forbearance. We continue to manage and report all interest-only arrangements offered before then as forbearance.

For corporate customers, we can agree to let a customer pay only the interest on the loan for a short time – usually less than a year. We only agree to this if we believe their financial problems are temporary and they are going to recover. After the interest-only period, we expect the customer to go back to making full payments of interest and capital once they are in a stronger financial position.

Other payment rescheduling, including capitalisation
For retail customers, we offer two main types, which are often combined with term extensions and, in the past, interest-only concessions:
–If the customer cannot afford to increase their monthly payment enough to pay off their arrears in a reasonable time but has been making their monthly payments (usually for at least six months), then we can add the arrears to the mortgage balance.
–We can also add to the mortgage balance at the time of forbearance, unpaid property charges which are due to a landlord and which we pay on behalf of the customer to avoid the lease being forfeited.
For corporate customers, we may agree to lower or stop their payments until they have had time to recover. We may:
–Reschedule payments to better match the customer’s cash flow – for example if the business is seasonal
–Provide a temporary increase in facilities to cover peak demand ahead of the customer’s trading improving.
We might do this by adding their arrears to their loan balance (we call this arrears capitalisation) or drawing from an overdraft. We may also offer other types of forbearance, including providing new facilities, interest rate concessions, seasonal profiling and interest roll-up. In rare cases, we agree to forgive or reduce part of the debt.

Disclosure of Other Ways to Manage Debt when Cutomer are in Financial Difficulty
When customers are in financial difficulty, we can also manage debt in other ways, depending on the facts of the specific case:

Action	Description
Waiving or changing covenants	If a borrower breaks a covenant, we can either waive it or change it, taking their latest and future financial position into account. We may also add a condition on the use of any surplus cash (after operating costs) to pay down their debt to us.
Asking for more collateral or guarantees	If a borrower has unencumbered assets, we may accept new or extra collateral in return for revised financing terms. We may also take a guarantee from other companies in the same group and/or major shareholders. We only do this where we believe the guarantor will be able to meet their commitment.
Asking for more equity	Where a borrower can no longer pay the interest on their debt, we may accept fresh equity capital from new or existing investors to change the capital structure in return for better terms on the existing debt.

Disclosure of Key Metrics to Measure and Control Credit Risk
We use a number of key metrics to measure and control credit risk, as follows:

Metric	Description
Expected Credit Loss (ECL)	ECL tells us what credit risk is likely to cost us either over the next 12 months on qualifying exposures, or defaults over the lifetime of the exposure where there is evidence of a SICR since origination. We explain how we calculate ECL below.
Stages 1, 2 and 3	We assess each facility’s credit risk profile to determine which stage to allocate them to, and we monitor where there is a SICR and transfers between the Stages including monitoring of coverage ratios for each stage. We explain how we allocate a facility to Stage 1, 2 or 3 below.
Stage 3 ratio	The Stage 3 ratio is the sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets. The Stage 3 ratio is the main indicator of credit quality performance.
Expected Loss (EL)	EL is based on the regulatory capital rules of CRD IV and gives us another view of credit risk. It is the product of the probability of default, exposure at default and loss given default. We calculate each factor in accordance with CRD IV and include direct and indirect costs. We base them on our risk models and our assessment of each customer’s credit quality. There are differences between regulatory EL and IFRS 9 ECL, which we set out below. The rest of our Risk review, impairments, losses and loss allowances refer to calculations in accordance with IFRS, unless we specifically say they relate to CRD IV. For our IFRS accounting policy on impairment, see Note 1 to the Consolidated Financial Statements.

Disclosure of Key Differences between Regulatory EL and IFRS 9 ECL Models
There are differences between the regulatory EL and the IFRS 9 ECL approaches. Although our IFRS 9 models use the existing Basel advanced IRB risk components, we need to make several adjustments to ensure the outcome is in line with the IFRS 9 requirements, i.e. the financial reporting standard we use, as follows.

	Basel advanced IRB EL	IFRS 9 ECL
Rating philosophy	Mix of point-in-time, through-the-cycle or hybrid	Point-in-time, forward-looking. Considers a range of economic scenarios
Parameters calibration	Contains regulatory floors and downturn calibration	Unbiased estimate, based on conditions known at the balance sheet date
Calculation timing	Considers aggregation of possible default events in the next 12 months	Considers monthly calculation of parameters, for all possible future default dates. First 12 months are used for Stage 1, full lifetime for Stages 2 and 3
Probability of Default (PD)	PD in the next 12 months	Includes forward-looking economic data and removes conservatism. PD in next 12 months for Stage 1, lifetime for Stages 2 and 3
Loss Given Default (LGD)	Lifetime LGD for defaults in the next 12 months	Modelled without regulatory floors and exclusion of indirect costs
Exposure at Default (EAD)	Exposure at the point of default if the customer defaults in the next 12 months	Floored at amount owed, except on some revolving facilities. Recognises ability for exposure to reduce from the balance sheet date to default date
SICR	Does not include SICR concept	Includes SICR concept
Discounting applied	At the weighted average cost of capital to the default date	At the effective interest rate (EIR) to the balance sheet date

Schedule of Macroeconomic Assumptions for Each Five Scenarios
The table below sets out our macroeconomic assumptions for each of the five scenarios at 31 December 2021:

		Upside 1	Base case	Downside 1	Downside 2	Downside 3
		%	%	%	%	%
GDP(1)	2020 (actual)	(9.7)	(9.7)	(9.7)	(9.7)	(9.7)
	2021	7.0	6.9	6.8	6.2	5.6
	2022	4.8	4.6	4.1	(0.7)	(7.5)
	2023	2.2	1.7	0.9	0.5	3.1
	2024	1.9	1.5	0.5	1.6	1.5
	2025	2.1	1.6	0.5	1.7	1.5
Bank Rate(1)	2020 (actual)	0.10	0.10	0.10	0.10	0.10
	2021	0.25	0.25	0.25	0.25	0.25
	2022	0.75	0.75	0.75	1.00	(0.50)
	2023	0.75	0.75	0.75	2.00	0.00
	2024	1.25	0.75	1.00	3.00	0.00
	2025	1.75	0.75	1.00	2.75	0.00
HPI(1)	2020 (actual)	6.9	6.9	6.9	6.9	6.9
	2021	5.4	5.0	5.4	5.4	(2.5)
	2022	(0.8)	2.0	(1.8)	(8.3)	(19.6)
	2023	(2.0)	2.0	(4.6)	(13.1)	(9.3)
	2024	1.0	2.0	(3.1)	(4.8)	2.4
	2025	3.8	2.0	(0.7)	4.3	3.3
Unemployment(1)	2020 (actual)	5.2	5.2	5.2	5.2	5.2
	2021	4.4	4.7	4.4	4.4	6.8
	2022	4.4	4.5	4.8	6.9	11.4
	2023	4.2	4.4	5.0	6.9	8.7
	2024	3.9	4.3	5.1	6.4	8.0
	2025	3.7	4.3	5.4	6.1	7.4

The table below sets out our macroeconomic assumptions for each of the five scenarios at 31 December 2020:

		Upside 1	Base case	Downside 1	Downside 2	Downside 3
		%	%	%	%	%
GDP(1)	2020	(10.5)	(11.5)	(10.5)	(11.1)	(11.5)
	2021	4.8	4.5	4.0	(0.8)	(8.0)
	2022	4.9	6.1	3.6	3.2	3.1
	2023	3.0	2.2	1.5	2.7	1.5
	2024	2.0	1.5	0.4	1.5	1.5
Bank Rate(1)	2020	0.10	0.10	0.10	0.10	0.10
	2021	0.25	0.10	0.10	0.75	(0.50)
	2022	0.75	0.10	0.10	1.75	0.00
	2023	1.25	0.10	0.10	3.00	0.00
	2024	1.75	0.25	0.25	2.75	0.00
HPI(1)	2020	3.7	3.5	3.7	3.7	3.5
	2021	(4.6)	(2.0)	(5.4)	(11.3)	(19.7)
	2022	(4.1)	1.5	(6.6)	(14.5)	(8.2)
	2023	2.4	2.0	(1.8)	(3.8)	1.3
	2024	5.5	2.0	0.5	4.9	3.1
Unemployment(1)	2020	6.3	6.8	6.3	6.3	6.8
	2021	6.1	7.5	6.5	8.5	11.4
	2022	5.3	6.2	6.1	7.9	8.7
	2023	4.4	5.6	5.7	6.9	8.0
	2024	4.1	5.5	5.8	6.5	7.4
(1)GDP is the calendar year annual growth rate, HPI is Q4 annual growth rate and all other data points are at 31 December in the year indicated.

Schedule of Macroeconomic Asumptions and the Evolution Throughout the Forecast Period
Our macroeconomic assumptions and their evolution throughout the forecast period for 2021 and 2020 were:

		Upside 1	Base case	Downside 1	Downside 2	Downside 3
2021		%	%	%	%	%
House price growth	5-year average increase/decrease	1.30	2.00	(1.78)	(3.27)	(6.00)
	Peak/(trough) at (1)	(3.07)	0.00	(9.87)	(24.03)	(32.12)
GDP	5-year average increase/decrease	2.33	1.89	0.93	0.49	(0.58)
	Cumulative growth/(fall) to peak/(trough) (2)	12.19	9.83	4.75	2.48	(2.85)
Unemployment rate	5-year end period	3.60	4.30	5.65	5.95	6.80
	Peak/(trough) at (1)	4.45	4.70	5.65	7.27	11.90
Bank of England bank rate	5-year end period	2.00	0.75	1.00	2.25	0.25
	Peak/(trough) at (1)	2.00	0.75	1.00	3.00	(0.50)

		Upside 1	Base case	Downside 1	Downside 2	Downside 3
2020		%	%	%	%	%
House price growth	5-year average increase/decrease	0.49	1.38	(2.01)	(4.54)	(4.44)
	Peak/(trough) at (1)	2.45	7.11	(9.65)	(20.72)	(20.32)
GDP	5-year average increase/decrease	0.75	0.39	(0.38)	(0.98)	(2.82)
	Cumulative growth/(fall) to peak/(trough) (2)	3.82	1.96	(1.88)	(4.80)	(13.33)
Unemployment rate	5-year end period	4.14	5.50	5.84	6.52	7.40
	Peak/(trough) at (1)	6.28	7.90	6.51	8.78	11.90
Bank of England bank rate	5-year end period	1.75	0.25	0.25	2.75	0.00
	Peak/(trough) at (1)	1.75	0.25	0.25	3.00	(0.50)
(1)For GDP and house price growth it is the peak to trough change within the 5 year period; for the unemployment rate it is the peak; and for Bank Rate it is the peak or trough.
(2)This is the cumulative growth for the 5 year period.

Disclosure of Scenario Weights Applied To Scenarios	The scenario weights we applied for 2021 and 2020 were:

	Upside 1	Base case	Downside 1	Downside 2	Downside 3
Scenario weights	%	%	%	%	%
2021	5	45	25	20	5
2020	5	45	15	25	10

Schedule of Macroeconomic Asumptions and the Evolution Throughout the Forecast Period for CIB Portfolio
Our macroeconomic assumptions and their evolution throughout the forecast period for our CIB portfolio at 31 December 2020 were:

GDP assumption		%
2020	Long Run global growth scenario (1)	1.3
(1)The Long Run scenario is the average annual global growth rate over the 5 year period 2020 to 2024.

Disclosure of Definition of Default by Segment
We define a financial instrument as in default (i.e. credit impaired) for purposes of calculating ECL if it is more than three months past due, or if we have data to make us doubt the customer can keep up with their payments i.e. they are unlikely to pay. The data we have on customers varies across our business segments. It typically includes where:

Retail Banking and Consumer Finance
–They have been reported bankrupt or insolvent. This excludes accounts which are up to date and are not defaulted
–Their loan term has ended, but they still owe us money more than three months later
–They have had forbearance while in default, but have not caught up with the payments they had missed before that, or they have had multiple forbearance
–We have suspended their fees and interest because they are in financial difficulties
–We have repossessed the property
Corporate & Commercial Banking and Corporate Centre
–They have had a winding up notice issued, or something happens that is likely to trigger insolvency – such as another lender calls in a loan
–Something happens that makes them less likely to be able to pay us – such as they lose an important client or contract
–They have regularly missed or delayed payments, even though they have not gone over the three-month limit for default
–Their loan is unlikely to be refinanced or repaid in full on maturity
–Their loan has an excessive LTV that is unlikely to be resolved, such as by a change in planning policy, pay-downs, or increase in market value

Disclosure of Quantitative Criteria to Identify When Exposure Has Increased Credit Risk	For each portfolio, the quantitative criteria we used for 2021 were:

Retail Banking				Consumer Finance(2)	Corporate & Commercial Banking	Corporate Centre
Homes	Everyday Banking (1)
	Personal loans	Credit cards	Overdrafts
30bps	30bps	340bps	260bps	300bps	30bps	Internal rating method
(1)For larger business banking customers we apply the same criteria that we use for Corporate & Commercial Banking.
(2)Consumer Finance use the comparison of lifetime PDs to determine Stage allocation, unlike other products which first turn the lifetime PD into an average yearly PD (annualised) and then do the comparison.

Disclosure of Qualitative Criteria to Identify When Exposure Has Increased Credit Risk
We also use qualitative criteria to identify where an exposure has increased in credit risk, independent of any changes in PD. For each portfolio, the criteria we used for2021 and 2020 were:

Retail Banking				Consumer Finance	Corporate & Commercial Banking	Corporate Centre
Homes	Everyday Banking(1)
	Personal loans	Credit cards	Overdrafts
- In forbearance - Default in last 24m - 30 Days past due (DPD) in last 12m - Bankrupt - £100+ arrears	- In Collections - Default in last 12m - £50+ arrears	- In forbearance - Default in last 12m - In Collections - £100+ arrears - Behaviour score indicators	- Fees suspended - Default in last 12m - Debit dormant >35 days - Any excess in month	- In forbearance - Deceased or Insolvent - Court ‘Return of goods’ order or Police watchlist - Agreement terminated - Payment holiday - Cash Collection	- In forbearance - Default in last 12m - Watchlist: proactive management - Default at proxy origination	- Watchlist: proactive management
(1)For larger business banking customers we apply the same criteria that we use for Corporate & Commercial Banking.

Disclosure of ECL by Segment

	Modelled ECL	Individually assessed	PMAs	Total ECL
2021	£m	£m	£m	£m
Retail Banking	265	1	123	389
–Homes	119	1	71	191
–Everyday Banking	146	—	52	198
Consumer Finance	51	—	1	52
Corporate & Commercial Banking	106	100	217	423
Corporate Centre	2	—	—	2
Total	424	101	341	866

2020	£m	£m	£m	£m
Retail Banking	472	3	113	588
–Homes	220	3	57	280
–Everyday Banking	252	—	56	308
Consumer Finance	110	—	8	118
Corporate & Commercial Banking	195	157	251	603
Corporate & Investment Banking	26	—	7	33
Corporate Centre	—	—	35	35
Total	803	160	414	1,377

2021 compared to 2020
PMAs reduced from £414m to £341m though the proportion of PMAs to total ECL increased from 30% to 39%. The change in proportion was mainly due to reduction in total ECL driven by favourable macroeconomic forecast and improved credit quality on assets compared to 2020.
Disclosure of Most Significant PMAs Applied
The PMAs that we applied at 31 December 2021 and 31 December 2020 were:

	2021	2020
PMAs	£m	£m
Non Covid-19 PMAs
Long-term indeterminate arrears	14	29
12+ months in arrears	29	34
Cladding risk	15	—
Mortgages affordability	18	—
UPL loss floor	21	31
Other PMA	8	30
Total non Covid-19 PMAs	105	124
Covid-19 PMAs
Corporate lending to segments affected by Covid-19	176	193
Payment holidays	—	27
Corporate single large exposure	23	35
Model underestimation	28	20
SME debt burden	9	—
Other Covid-19 PMAs	—	15
Total Covid-19 PMAs	236	290

Disclosure of Base Expected Credit Losses to Probability Weighted Estimated Credit Losses
As described above, prior to the transfer in Q4 2021 our CIB segment used a single forward-looking economic scenario. However, three scenarios were still used in the model, with a PMA held to increase provisions to the level required in the single scenario. In order to present a consolidated view in a single table and show variation from the forward-looking component, the three scenarios were presented in the table with the overlay value added to each scenario. As all other segments use five scenarios, interpolation is also required. Data from the CIB Upside scenario is presented in the Upside 1 Column, the Downside scenario is in the Downside 3 column, the Base case is in the Base case column and values in Downside 1 and Downside 2 are interpolated from the Base case and Downside scenarios.

	Weighted	Upside 1	Base case	Downside 1	Downside 2	Downside 3
2021	£m	£m	£m	£m	£m	£m
Exposure	319,319	319,319	319,319	319,319	319,319	319,319
Retail Banking	214,979	214,979	214,979	214,979	214,979	214,979
–Homes	193,247	193,247	193,247	193,247	193,247	193,247
–Everyday Banking	21,732	21,732	21,732	21,732	21,732	21,732
Consumer Finance	5,298	5,298	5,298	5,298	5,298	5,298
Corporate & Commercial Banking	24,691	24,691	24,691	24,691	24,691	24,691
Corporate Centre	74,351	74,351	74,351	74,351	74,351	74,351

ECL	866	740	738	849	1,123	1,288
Retail Banking	389	307	286	375	510	662
–Homes	191	134	125	177	283	437
–Everyday Banking	198	173	161	198	227	225
Consumer Finance	52	50	51	51	53	54
Corporate & Commercial Banking	423	381	399	421	558	570
Corporate Centre	2	2	2	2	2	2

	%	%	%	%	%	%
Proportion of assets in Stage 2	5.2	4.9	4.8	5.1	6.1	6.9
Retail Banking	5.4	5.2	5.1	5.4	6.5	7.6
–Homes	5.8	5.5	5.5	5.7	6.8	8.1
–Everyday Banking	2.6	2.3	2.1	3.0	3.5	3.0
Consumer Finance	3.8	3.8	3.8	3.8	3.8	3.8
Corporate & Commercial Banking	17.8	16.3	16.2	16.9	20.8	20.9
Corporate Centre	0.3	0.3	0.3	0.3	0.3	0.3

	Weighted	Upside 1	Base case	Downside 1	Downside 2	Downside 3
2020	£m	£m	£m	£m	£m	£m
Exposure	328,792	328,792	328,792	328,792	328,792	328,792
Retail Banking	205,062	205,062	205,062	205,062	205,062	205,062
–Homes	183,077	183,077	183,077	183,077	183,077	183,077
–Everyday Banking	21,985	21,985	21,985	21,985	21,985	21,985
Consumer Finance	8,261	8,261	8,261	8,261	8,261	8,261
Corporate & Commercial Banking	24,503	24,503	24,503	24,503	24,503	24,503
Corporate & Investment Banking	11,646	11,646	11,646	11,646	11,646	11,646
Corporate Centre	79,320	79,320	79,320	79,320	79,320	79,320

ECL	1,377	1,130	1,222	1,300	1,613	1,802
Retail Banking	588	496	470	544	731	740
–Homes	280	213	207	253	390	415
–Everyday Banking	308	283	263	291	341	325
Consumer Finance	118	115	117	116	119	123
Corporate & Commercial Banking	603	485	575	567	671	824
Corporate & Investment Banking	33	5	26	40	53	66
Corporate Centre	35	29	34	33	39	49

	%	%	%	%	%	%
Proportion of assets in Stage 2	5.2	4.5	4.6	4.6	6.5	6.7
Retail Banking	5.4	4.6	4.5	4.6	7.2	7.2
–Homes	5.7	4.8	4.8	4.8	7.6	7.4
–Everyday Banking	2.8	2.6	2.3	2.8	3.5	5.1
Consumer Finance	4.6	4.6	4.6	4.6	4.6	4.8
Corporate & Commercial Banking	22.4	20.1	20.8	20.2	24.5	28.6
Corporate & Investment Banking	1.7	1.7	1.7	1.7	1.7	1.7
Corporate Centre	—	—	—	—	—	—

Schedule of Impact on Profit Before Tax of Applying an Immediate and Permanent House Price Increase or Decrease to Our Base Case Economic Scenario Explanatory	The table below shows the ECL impact on profit before tax of applying an immediate and permanent house price increase/decrease to our unweighted base case economic scenario, and assumes no changes to the staging allocation of exposures.

	Increase/decrease in house prices
	+20%	+10%	-10%	-20%
Increase/(decrease) in profit before tax	£m	£m	£m	£m
2021	64	40	(69)	(197)
2020	63	38	(66)	(183)

Disclosure of Factors to Measure ECL
For accounts not in default at the reporting date, we estimate a monthly ECL for each exposure and for each month over the forecast period. The lifetime ECL is the sum of the monthly ECLs over the forecast period, while the 12-month ECL is limited to the first 12 months. We calculate each monthly ECL as the discounted value for the relevant forecast month of the product of the following factors:

Factor	Description
Survival rate (SR)	The probability that the exposure has not closed or defaulted since the reporting date.
Probability of default (PD)	The likelihood of a borrower defaulting in the following month, assuming it has not closed or defaulted since the reporting date. For each month in the forecast period, we estimate the monthly PD from a range of factors. These include the current risk grade for the exposure, which becomes less relevant further into the forecast period, as well as the expected evolution of the account risk with maturity and factors for changing economics. We support this with historical data analysis.
Exposure at default (EAD)	The amount we expect to be owed if a default event was to occur. We determine EAD for each month of the forecast period by the expected payment profile, which varies by product type. For amortising products, we base it on the borrower’s contractual repayments over the forecast period. We adjust this for any expected overpayments on Stage 1 accounts that the borrower may make and for any arrears we expect if the account was to default. For revolving products, or amortising products with an off-balance sheet element, we determine EAD using the balance at default and the contractual exposure limit. We vary these assumptions by product type and base them on analysis of recent default data.
Loss given default (LGD)	Our expected loss if a default event were to occur. We express it as a percentage and calculate it based on factors that we have observed to affect the likelihood and/or value of any subsequent write-offs, which vary according to whether the product is secured or unsecured. If the product is secured, we take into account collateral values as well as the historical discounts to market/book values due to forced sales type.

Disclosure of Maximum and Net Exposure to Credit Risk
The tables below show the main differences between our maximum and net exposure to credit risk. They show the effects of collateral, netting, and risk transfer to mitigate our exposure. The tables only show the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are applied.
For balance sheet assets, the maximum exposure to credit risk is the carrying value after impairment loss allowances. Off-balance sheet exposures are mortgage offers, guarantees, formal standby facilities, credit lines and other commitments. For off-balance sheet guarantees, the maximum exposure is the maximum amount that we would have to pay if the guarantees were called on. For formal standby facilities, credit lines and other commitments that are irrevocable over the life of the facility, the maximum exposure is the total amount of the commitment.

	Maximum exposure
	Balance sheet asset			Off-balance sheet			Collateral(1)
	Gross amounts	Loss allowance	Net amounts	Gross amounts	Loss allowance	Net amounts	Cash	Non-cash	Netting(2)	Net exposure
2021	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	50.5	—	50.5	—	—	—	—	—	—	50.5
Financial assets at amortised cost:
–Loans and advances to customers:(3)
–Loans secured on residential properties(4)	178.0	(0.2)	177.8	16.0	—	16.0	—	(181.2)	—	12.6
–Corporate loans	19.3	(0.4)	18.9	7.7	—	7.7	(0.1)	(16.8)	—	9.7
–Finance leases	3.9	(0.1)	3.8	0.3	—	0.3	—	(4.7)	—	(0.6)
–Accrued interest and other adjustments	0.7	—	0.7	—	—	—	—	—	—	0.7
–Other unsecured loans	9.4	(0.2)	9.2	13.3	—	13.3	—	—	—	22.5
–Amounts due from fellow Banco Santander group subsidiaries and joint ventures	3.1	—	3.1	—	—	—	—	—	—	3.1
Total loans and advances to customers	214.4	(0.9)	213.5	37.3	—	37.3	(0.1)	(202.7)	—	48.0
–Loans and advances to banks	1.4	—	1.4	0.4	—	0.4	—	—	—	1.8
–Reverse repurchase agreements – non trading	12.7	—	12.7	—	—	—	—	(12.2)	(0.4)	0.1
–Other financial assets at amortised cost	0.5	—	0.5	—	—	—	—	—	—	0.5
Total financial assets at amortised cost	229.0	(0.9)	228.1	37.7	—	37.7	(0.1)	(214.9)	(0.4)	50.4
Financial assets at fair value at FVOCI:
–Debt securities	5.9	—	5.9	—	—	—	—	—	—	5.9
Total financial assets at FVOCI	5.9	—	5.9	—	—	—	—	—	—	5.9
Total	285.4	(0.9)	284.5	37.7	—	37.7	(0.1)	(214.9)	(0.4)	106.8

2020
Cash and balances at central banks	43.5	—	43.5	—	—	—	—	—	—	43.5
Financial assets at amortised cost:
–Loans and advances to customers:(3)
–Loans secured on residential properties(4)	170.0	(0.3)	169.7	13.3	—	13.3	—	(173.3)	—	9.7
–Corporate loans	23.6	(0.6)	23.0	15.4	(0.1)	15.3	(0.1)	(20.4)	—	17.8
–Finance leases	6.6	(0.1)	6.5	0.2	—	0.2	(0.1)	(5.8)	—	0.8
–Accrued interest and other adjustments	0.9	—	0.9	—	—	—	—	—	—	0.9
–Other unsecured loans	10.2	(0.3)	9.9	13.3	—	13.3	—	—	—	23.2
–Amounts due from fellow Banco Santander group subsidiaries and joint ventures	2.2	—	2.2	—	—	—	—	—	—	2.2
Total loans and advances to customers	213.5	(1.3)	212.2	42.2	(0.1)	42.1	(0.2)	(199.5)	—	54.6
–Loans and advances to banks	2.0	—	2.0	1.0	—	1.0	—	—	—	3.0
–Reverse repurchase agreements – non trading	19.6	—	19.6	—	—	—	—	(19.5)	(0.1)	—
–Other financial assets at amortised cost	1.2	—	1.2	—	—	—	—	—	—	1.2
Total financial assets at amortised cost	236.3	(1.3)	235.0	43.2	(0.1)	43.1	(0.2)	(219.0)	(0.1)	58.8
Financial assets at FVOCI:
–Debt securities	9.0	—	9.0	—	—	—	—	—	—	9.0
Total financial assets at FVOCI	9.0	—	9.0	—	—	—	—	—	—	9.0
Total	288.8	(1.3)	287.5	43.2	(0.1)	43.1	(0.2)	(219.0)	(0.1)	111.3

(1)The forms of collateral we take to reduce credit risk include: residential and commercial property; other physical assets, including motor vehicles; liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables. Charges on residential property are most of the collateral we take.
(2)We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. They allow us to set off our credit risk exposure to a counterparty against our obligations to the counterparty in relation to transactions under the master netting agreement in the event of default. This gives us a lower net credit exposure. They may also reduce settlement exposure. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk - Credit risk management’ section.
(3)Balances include interest we have charged to the customer’s account and accrued interest that we have not charged to the account yet.
(4)The collateral value we have shown against advances secured on residential property is limited to the balance of each associated individual loan. It does not include the impact of over–collateralisation (where the collateral has a higher value than the loan balance) and includes collateral we would receive on draw down of certain off–balance sheet commitments.

Disclosure of Difference Between Maximum and Net Exposure to Credit Risk
The tables below show the main differences between our maximum and net exposure to credit risk on the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are not applied.

	Balance sheet asset gross amount	Collateral(1)		Netting(2)	Net exposure
		Cash	Non-cash
2021	£bn	£bn	£bn	£bn	£bn
Financial assets at FVTPL:
–Derivative financial instruments	1.7	—	(0.7)	(0.6)	0.4
–Other financial assets at FVTPL	0.7	—	—	—	0.7
Total	2.4	—	(0.7)	(0.6)	1.1

2020
Financial assets at FVTPL:
–Derivative financial instruments	3.5	—	(1.8)	(0.8)	0.9
–Other financial assets at FVTPL	0.8	—	—	—	0.8
Total	4.3	—	(1.8)	(0.8)	1.7

(1)The forms of collateral we take to reduce credit risk include: liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables.
(2)We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. They allow us to set off our credit risk exposure to a counterparty against our obligations to the counterparty in relation to transactions under the master netting agreement in the event of default. This gives us a lower net credit exposure. They may also reduce settlement exposure. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk – Credit risk management’ section.

Disclosure of Equivalent Credit Rating Grade used by Standard and Poors Ratings Services	In the final column of the table we show the approximate equivalent credit rating grade used by Standard & Poor’s Ratings Services (S&P).

	PD range
	Mid	Lower	Upper	S&P equivalent
Santander UK risk grade	%	%	%
9	0.010	0.000	0.021	AAA to AA+
8	0.032	0.021	0.066	AA to AA-
7	0.100	0.066	0.208	A+ to BBB
6	0.316	0.208	0.658	BBB- to BB
5	1.000	0.658	2.081	BB-
4	3.162	2.081	6.581	B+ to B
3	10.000	6.581	20.811	B-
2	31.623	20.811	99.999	CCC to C
1 (Default)	100.000	100.000	100.000	D

Disclosure of Credit Rating of Financial Assets Subject to Credit Risk
The tables below show the credit rating of our financial assets to which the impairment requirements in IFRS 9 apply. PMAs are incorporated in the balances. For more on the credit rating profiles of key portfolios, see the credit risk review section for each business segment.

	Santander UK risk grade								Loss allowance	Total
	9	8	7	6	5	4	3 to 1	Other(1)
2021	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures
On balance sheet
Cash and balances at central banks	50.5	—	—	—	—	—	—	—	—	50.5
–Stage 1	50.5	—	—	—	—	—	—	—	—	50.5
Financial assets at amortised cost:
–Loans and advances to customers(2)	9.0	33.0	85.8	48.6	12.9	10.2	6.0	8.9	(0.9)	213.5
–Stage 1	9.0	32.2	84.3	45.5	10.1	5.0	0.6	8.3	(0.1)	194.9
–Stage 2	—	0.8	1.5	3.1	2.8	5.2	2.8	0.3	(0.4)	16.1
–Stage 3	—	—	—	—	—	—	2.6	0.3	(0.4)	2.5
Of which mortgages:	9.0	30.2	80.5	43.1	6.5	4.7	3.2	0.8	(0.2)	177.8
–Stage 1	9.0	30.0	79.2	40.2	4.2	1.6	0.1	0.8	—	165.1
–Stage 2	—	0.2	1.3	2.9	2.3	3.1	1.3	—	(0.1)	11.0
–Stage 3	—	—	—	—	—	—	1.8	—	(0.1)	1.7
–Loans and advances to banks	0.2	0.2	1.0	—	—	—	—	—	—	1.4
–Stage 1	0.2	0.2	1.0	—	—	—	—	—	—	1.4
–Reverse repo agreements – non trading	9.7	0.1	1.1	0.6	—	—	—	1.2	—	12.7
–Stage 1	9.7	0.1	1.1	0.6	—	—	—	1.2	—	12.7
–Other financial assets at amortised cost	0.5	—	—	—	—	—	—	—	—	0.5
–Stage 1	0.5	—	—	—	—	—	—	—	—	0.5
Total financial assets at amortised cost	19.4	33.3	87.9	49.2	12.9	10.2	6.0	10.1	(0.9)	228.1
Financial assets at FVOCI:	3.6	2.1	0.2	—	—	—	—	—	—	5.9
–Stage 1	3.6	2.1	0.2	—	—	—	—	—	—	5.9
Total on balance sheet	73.5	35.4	88.1	49.2	12.9	10.2	6.0	10.1	(0.9)	284.5

Total off–balance sheet	0.1	7.3	7.0	6.8	4.5	1.3	0.5	10.2	—	37.7
–Stage 1	0.1	7.0	6.7	6.6	4.3	1.0	0.2	10.2	—	36.1
–Stage 2	—	0.3	0.3	0.2	0.2	0.3	0.2	—	—	1.5
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1
Total exposures	73.6	42.7	95.1	56.0	17.4	11.5	6.5	20.3	(0.9)	322.2

ECL
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
Financial assets at amortised cost:
–Loans and advances to customers(2)	—	—	—	—	0.3	0.1	0.5	—		0.9
–Stage 1	—	—	—	—	0.1	—	—	—		0.1
–Stage 2	—	—	—	—	0.2	0.1	0.1	—		0.4
–Stage 3	—	—	—	—	—	—	0.4	—		0.4
Of which mortgages:	—	—	—	—	—	0.1	0.1	—		0.2
–Stage 1	—	—	—	—	—	—	—	—		—
–Stage 2	—	—	—	—	—	0.1	—	—		0.1
–Stage 3	—	—	—	—	—	—	0.1	—		0.1
–Loans and advances to banks	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
Total financial assets at amortised cost	—	—	—	—	0.3	0.1	0.5	—		0.9
Financial assets at FVOCI:	—	—	—	—	—	—	—	—		—
–Stage 1	—	—	—	—	—	—	—	—		—
Total on balance sheet	—	—	—	—	0.3	0.1	0.5	—		0.9

Total off–balance sheet	—	—	—	—	—	—		—		—
–Stage 1	—	—	—	—	—	—	—	—		—
–Stage 2	—	—	—	—	—	—		—		—
–Stage 3	—	—	—	—	—	—	—	—		—
Total ECL	—	—	—	—	0.3	0.1	0.5	—		0.9

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2021	%	%	%	%	%	%	%	%	%
Coverage ratio
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:	—	—	—	—	—	—	—	—	—
–Loans and advances to customers(2)	—	—	—	—	2.3	1.0	8.3	—	0.4
–Stage 1	—	—	—	—	1.0	—	—	—	0.1
–Stage 2	—	—	—	—	7.1	1.9	3.6	—	2.5
–Stage 3	—	—	—	—	—	—	15.4	—	16.0
Of which mortgages:	—	—	—	—	—	2.1	3.1	—	0.1
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	3.2	—	—	0.9
–Stage 3	—	—	—	—	—	—	5.6	—	5.9
–Loans and advances to banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	—	2.3	1.0	8.3	—	0.4
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	—	2.3	1.0	8.3	—	0.3

Total off–balance sheet	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	—	—	—	—
–Stage 3	—	—	—	—	—	—	—	—	—
Total coverage ratio	—	—	—	—	1.7	0.9	7.7	—	0.3

	Santander UK risk grade								Loss allowance
	9	8	7	6	5	4	3 to 1	Other(1)		Total
2020	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures
On balance sheet
Cash and balances at central banks	43.5	—	—	—	—	—	—	—	—	43.5
–Stage 1	43.5	—	—	—	—	—	—	—	—	43.5
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	8.0	28.2	75.8	44.8	13.6	27.4	8.2	7.5	(1.3)	212.2
–Stage 1	8.0	28.1	75.4	43.3	10.9	19.4	1.1	7.3	(0.2)	193.3
–Stage 2	—	0.1	0.4	1.5	2.7	8.0	4.2	0.2	(0.5)	16.6
–Stage 3	—	—	—	—	—	—	2.9	—	(0.6)	2.3
Of which mortgages:	7.9	24.8	69.3	37.6	5.7	19.9	4.5	0.3	(0.3)	169.7
–Stage 1	7.9	24.8	69.0	36.2	4.0	15.0	0.6	0.3	—	157.8
–Stage 2	—	—	0.3	1.4	1.7	4.9	2.1	—	(0.2)	10.2
–Stage 3	—	—	—	—	—	—	1.8	—	(0.1)	1.7
–Loans and advances to banks	0.1	0.1	0.7	—	—	—	—	1.1	—	2.0
–Stage 1	0.1	0.1	0.7	—	—	—	—	1.1	—	2.0
–Reverse repo agreements – non trading	12.2	3.3	1.5	2.4	—	—	—	0.2	—	19.6
–Stage 1	12.2	3.3	1.5	2.4	—	—	—	0.2	—	19.6
–Other financial assets at amortised cost	1.2	—	—	—	—	—	—	—	—	1.2
–Stage 1	1.2	—	—	—	—	—	—	—	—	1.2
Total financial assets at amortised cost	21.5	31.6	78.0	47.2	13.6	27.4	8.2	8.8	(1.3)	235.0
Financial assets at FVOCI:	5.3	3.4	0.2	0.1	—	—	—	—	—	9.0
–Stage 1	5.3	3.4	0.2	0.1	—	—	—	—	—	9.0
Total on balance sheet	70.3	35.0	78.2	47.3	13.6	27.4	8.2	8.8	(1.3)	287.5

Total off–balance sheet	0.4	8.8	9.5	8.8	5.1	1.6	0.5	8.5	(0.1)	43.1
–Stage 1	0.4	8.8	9.5	8.6	4.7	1.1	0.2	8.5	—	41.8
–Stage 2	—	—	—	0.2	0.4	0.5	0.2	—	(0.1)	1.2
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1
Total exposures	70.7	43.8	87.7	56.1	18.7	29.0	8.7	17.3	(1.4)	330.6

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2020	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
ECL
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	—	—	—	0.1	0.1	0.2	0.9	—	1.3
–Stage 1	—	—	—	0.1	—	—	0.1	—	0.2
–Stage 2	—	—	—	—	0.1	0.2	0.2	—	0.5
–Stage 3	—	—	—	—	—	—	0.6	—	0.6
Of which mortgages:	—	—	—	—	—	0.1	0.2	—	0.3
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	0.1	—	0.2
–Stage 3	—	—	—	—	—	—	0.1	—	0.1
–Loans and advances to banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	0.1	0.1	0.2	0.9	—	1.3
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	0.1	0.1	0.2	0.9	—	1.3

Total off–balance sheet	—	—	—	—	—	—	0.1	—	0.1
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	—	0.1	—	0.1
–Stage 3	—	—	—	—	—	—	—	—	—
Total ECL	—	—	—	0.1	0.1	0.2	1	—	1.4

2020	%	%	%	%	%	%	%	%	%
Coverage ratio
On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	—	—	—	0.2	0.7	0.7	11.0	—	0.4
–Stage 1	—	—	—	0.2	—	—	9.1	—	0.1
–Stage 2	—	—	—	—	3.7	2.5	4.8	—	3.0
–Stage 3	—	—	—	—	—	—	20.7	—	26.1
Of which mortgages:	—	—	—	—	—	0.5	4.4	—	0.2
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	2.0	4.8	—	2.0
–Stage 3	—	—	—	—	—	—	5.6	—	5.9
–Loans and advances to banks	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	0.2	0.7	0.7	11.0	—	0.6
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	0.2	0.7	0.7	11.0	—	0.5

Total off–balance sheet	—	—	—	—	—	—	20.0	—	0.2
–Stage 1	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	—	50.0	—	8.3
–Stage 3	—	—	—	—	—	—	—	—	—
Total coverage ratio	—	—	—	0.2	0.5	0.7	11.5	—	0.4
(1)Includes cash at hand and smaller cases mainly in the consumer (auto) finance and commercial mortgages portfolios, as well as loans written as part of the UK Government Covid-19 support schemes for micro-SMEs. We use scorecards for these items, rather than rating models.
(2)Includes interest we have charged to the customer’s account and accrued interest we have not charged to the account yet.

Disclosure of Credit Performance

	Customer Loans				Gross write- offs	Loan Loss Allowances
	Total	Stage 1	Stage 2	Stage 3
2021	£bn	£bn	£bn	£bn	£m	£m
Retail Banking	185.6	171.8	11.7	2.1	108	389
–Homes	177.3	164.4	11.1	1.8	5	191
–Everyday Banking(1)	8.3	7.4	0.6	0.3	103	198
Consumer Finance	5.0	4.8	0.2	—	25	52
Corporate & Commercial Banking	17.0	11.8	4.4	0.8	58	423
Corporate Centre	3.0	2.8	0.2	—	—	2
	210.6	191.2	16.5	2.9	191	866
Undrawn Balances	37.8	36.2	1.5	0.1
Stage 1, Stage 2 and Stage 3(2) ratios %		90.79	7.83	1.43

2020	£bn	£bn	£bn	£bn	£m	£m
Retail Banking	178.5	165.6	11.0	1.9	155	588
–Homes	169.8	157.6	10.4	1.8	14	280
–Everyday Banking(1)	8.7	8.0	0.6	0.1	141	308
Consumer Finance	8.0	7.6	0.4	—	25	118
Corporate & Commercial Banking	17.6	11.1	5.5	1.0	51	603
Corporate & Investment Banking	2.8	2.6	0.2	—	22	33
Corporate Centre	3.5	3.5	—	—	—	35
	210.4	190.4	17.1	2.9	253	1,377
Undrawn Balances	43.2	41.8	1.3	0.1
Stage 1, Stage 2 and Stage 3(2) ratios %		90.49	8.12	1.42

(1)Everyday Banking includes BBLS lending through Business Banking.
(2)    Stage 3 ratio = (Stage3 drawn + Stage 3 undrawn assets)/(total drawn assets + Stage 3 undrawn assets).

	2021	2020
	£m	£m
Mortgage loans and advances to customers of which:	177,297	169,801
–Stage 1	164,381	157,614
–Stage 2	11,118	10,388
–Stage 3	1,798	1,799
Loss allowances(1)	191	280

	%	%
Stage 1 ratio(2)	92.72	92.82
Stage 2 ratio(2)	6.27	6.12
Stage 3 ratio(3)	1.02	1.07

(1)The ECL allowance is for both on and off–balance sheet exposures.
(2)Stage 1/Stage 2 exposures as a percentage of customer loans.
(3)The sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets.

		Portfolio of particular interest(1)
	Total	Interest-only	Part interest-only, part repayment (2) (3)	Flexible(3)	LTV >100%	Buy-to-let	Other portfolio
2021	£m	£m	£m	£m	£m	£m	£m
Mortgage portfolio	177,297	40,906	13,865	8,549	531	14,893	118,874
–Stage 1	164,381	36,459	12,614	7,509	357	14,363	111,947
–Stage 2	11,118	3,630	1,024	796	109	489	6,225
–Stage 3	1,798	817	227	244	65	41	702
Stage 3 ratio(4)	1.02%	2.02%	1.64%	3.06%	12.29%	0.27%	0.59%
PIPs	2	1	1	—	1	—	—
Simple average LTV (indexed)	41%	44%	43%	23%	116%	59%	41%

2020
Mortgage portfolio	169,801	38,722	13,498	9,953	737	11,608	113,378
–Stage 1	157,614	33,609	12,118	8,731	426	11,180	108,003
–Stage 2	10,388	4,230	1,132	989	221	393	4,763
–Stage 3	1,799	883	248	233	90	35	612
Stage 3 ratio(4)	1.07%	2.30%	1.84%	2.48%	12.25%	0.30%	0.54%
PIPs	10	5	2	1	4	—	2
Simple average LTV (indexed)	42%	44%	44%	26%	117%	59%	43%
(1)Where a loan falls into more than one category, we include it in all the categories that apply. As a result, the sum of the mortgages in the segments of particular interest and the other portfolio does not agree to the total mortgage portfolio.
(2)Mortgage balance includes both the interest-only part of £10,270m (2020: £10,037m) and the non-interest-only part of the loan.
(3)Includes legacy Alliance & Leicester flexible loans that work in a more limited way than our current Flexi loan product.
(4)The sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets.

	Business banking	Other unsecured
		Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2021	£m	£m	£m	£m	£m	£m
Loans and advances to customers of which:	3,532	2,000	2,341	438	4,779	8,311
–Stage 1	3,076	1,910	2,125	299	4,334	7,410
–Stage 2	201	73	181	120	374	575
–Stage 3	255	17	35	19	71	326
Loss allowances(1)	22	47	89	40	176	198
Stage 3 undrawn exposures	—				26	26
Stage 3 ratio(2)	7.20%				2.03%	4.23%
Gross write-offs	6				97	103

2020
Loans and advances to customers of which:	3,855	2,038	2,349	408	4,795	8,650
–Stage 1	3,845	1,881	1,975	253	4,109	7,954
–Stage 2	6	139	335	138	612	618
–Stage 3	4	18	39	17	74	78
Loss allowances(1)	9	80	158	61	299	308
Stage 3 undrawn exposures	—				27	27
Stage 3 ratio(2)	0.10%				2.09%	1.24%
Gross write-offs	12				129	141

(1)The ECL allowance is for both on and off–balance sheet exposures
(2)The sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets.

	2021	2020
	£m	£m
Loans and advances to customers of which:	4,984	8,024
–Stage 1	4,760	7,587
–Stage 2	200	379
–Stage 3	24	58
Loss allowances(1)	52	118
Stage 3 undrawn exposures	—	—
Stage 3 ratio(2)	0.49%	0.72%
Gross write offs	25	25
(1)The ECL allowance is for both on and off–balance sheet exposures.
(2)The sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets.
We monitor exposures that show potentially higher risk characteristics using our Watchlist process. The table below shows the exposures we monitor, and those we classify as Stage 3 by portfolio at 31 December 2021 and 31 December 2020.

2021	Committed exposure
		Watchlist
	Fully performing	Enhanced monitoring	Proactive management	Stage 3	Total (1)	Loss allowances
	£m	£m	£m	£m	£m	£m
SME and mid corporate	11,131	531	2,144	723	14,529	378
Commercial Real Estate	3,989	193	212	103	4,497	43
Social Housing	5,345	—	165	—	5,510	2
	20,465	724	2,521	826	24,536	423

2020
SME and mid corporate	10,844	340	2,409	853	14,446	478
Commercial Real Estate	4,191	233	561	167	5,152	125
Social Housing	5,012	—	73	—	5,085	—
	20,047	573	3,043	1,020	24,683	603
(1)Includes committed facilities and derivatives.
We monitor exposures that show potentially higher risk characteristics using our Watchlist process. The table below shows the exposures we monitor, and those we classify as Stage 3 by portfolio at 31 December 2021 and 31 December 2020.

2021	Committed exposure
		Watchlist
	Fully performing	Enhanced monitoring	Proactive management	Stage 3	Total (1)	Loss allowances
	£m	£m	£m	£m	£m	£m
Sovereign and Supranational	58,466	—	—	—	58,466	—
Structured Products	1,875	—	—	—	1,875	—
Social Housing	2,858	—	—	—	2,858	1
Financial Institutions	1,403	—	—	—	1,403	—
Legacy Portfolios in run-off	48	—	—	2	50	1
Derivatives	—	—	—	—	—	—
Crown Dependencies	742	—	—	—	742	—
	65,392	—	—	2	65,394	2

2020
Sovereign and Supranational	53,250	—	—	—	53,250	—
Structured Products	2,482	—	—	—	2,482	35
Social Housing	3,748	69	—	—	3,817	—
Financial Institutions	712	—	—	—	712	—
Legacy Portfolios in run-off	156	—	—	—	156	—
Derivatives	—	—	—	—	—	—
Crown Dependencies	275	—	—	—	275	—
	60,623	69	—	—	60,692	35

(1)Includes committed facilities and derivatives.
We monitor exposures that show potentially higher risk characteristics using our Watchlist process. The table below shows the exposures we monitor, and those we classify as Stage 3 by portfolio at 31 December 2020.

2020	Committed exposure
		Watchlist
	Fully performing	Enhanced monitoring	Proactive management	Stage 3	Total (1)	Loss allowances
	£m	£m	£m	£m	£m	£m
Large Corporate	9,398	252	1,260	—	10,910	33
Financial Institutions	1,479	—	—	—	1,479	—
	10,877	252	1,260	—	12,389	33
(1) Includes committed facilities and derivatives.
Disclosure of IFRS 9 Credit Quality
Total on-balance sheet exposures at 31 December 2021 comprised £210.6bn of customer loans, loans and advances to banks of £1.4bn, £13.2bn of sovereign assets measured at amortised cost, £5.9bn of assets measured at FVOCI, and £50.5bn of cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2021	£m	£m	£m	£m
Exposures
On-balance sheet
Retail Banking	171,791	11,693	2,124	185,608
–Homes	164,381	11,118	1,798	177,297
–Everyday Banking	7,410	575	326	8,311
Consumer Finance	4,760	200	24	4,984
Corporate & Commercial Banking	11,812	4,395	790	16,997
Corporate Centre	73,771	209	2	73,982
Total on-balance sheet	262,134	16,497	2,940	281,571
Off-balance sheet
Retail Banking(1)	29,123	204	44	29,371
–Homes(1)	15,851	81	18	15,950
–Everyday Banking	13,272	123	26	13,421
Consumer Finance	314	—	—	314
Corporate & Commercial Banking	6,391	1,266	37	7,694
Corporate Centre	323	46	—	369
Total off-balance sheet(2)	36,151	1,516	81	37,748
Total exposures	298,285	18,013	3,021	319,319

ECL
On-balance sheet
Retail Banking	53	178	137	368
–Homes	9	88	89	186
–Everyday Banking	44	90	48	182
Consumer Finance	18	17	17	52
Corporate & Commercial Banking	44	119	244	407
Corporate Centre	—	—	1	1
Total on-balance sheet	115	314	399	828
Off-balance sheet
Retail Banking	12	8	1	21
–Homes	5	—	—	5
–Everyday Banking	7	8	1	16
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	5	8	3	16
Total off-balance sheet	18	16	4	38
Total ECL	133	330	403	866

	%	%	%	%
Coverage ratio(3)
On-balance sheet
Retail Banking	—	1.5	6.5	0.2
–Homes	—	0.8	4.9	0.1
–Everyday Banking	0.6	15.7	14.7	2.2
Consumer Finance	0.4	8.5	70.8	1.0
Corporate & Commercial Banking	0.4	2.7	30.9	2.4
Corporate Centre	—	—	50.0	—
Total on-balance sheet	—	1.9	13.6	0.3
Off-balance sheet
Retail Banking	—	3.9	2.3	0.1
–Homes	—	—	—	—
–Everyday Banking	0.1	6.5	3.8	0.1
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	0.1	0.6	8.1	0.2
Total off-balance sheet	—	1.1	4.9	0.1
Total coverage	—	1.8	13.3	0.3
(1)Off-balance sheet exposures include £10.6bn of residential mortgage offers in the pipeline.
(2)Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 31 to the Consolidated Financial Statements.
(3)ECL as a percentage of the related exposure.
Total on-balance sheet exposures at 31 December 2020 comprised £210.4bn of customer loans, loans and advances to banks of £2.0bn, £20.8bn of sovereign assets measured at amortised cost, £9.0bn of assets measured at FVOCI, and £43.5bn of cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2020	£m	£m	£m	£m
Exposures
On-balance sheet
Retail Banking	165,570	11,005	1,877	178,452
–Homes	157,614	10,388	1,799	169,801
–Everyday Banking	7,956	617	78	8,651
Consumer Finance	7,587	379	58	8,024
Corporate & Commercial Banking	11,167	5,498	961	17,626
Corporate & Investment Banking	2,587	198	—	2,785
Corporate Centre	78,708	27	—	78,735
Total on-balance sheet	265,619	17,107	2,896	285,622
Off-balance sheet
Retail Banking(1)	26,313	256	41	26,610
–Homes(1)	13,180	82	14	13,276
–Everyday Banking	13,133	174	27	13,334
Consumer Finance	237	—	—	237
Corporate & Commercial Banking	6,050	768	59	6,877
Corporate & Investment Banking	8,630	231	—	8,861
Corporate Centre	567	18	—	585
Total off-balance sheet(2)	41,797	1,273	100	43,170
Total exposures	307,416	18,380	2,996	328,792

ECL
On-balance sheet
Retail Banking	56	313	181	550
–Homes	15	130	132	277
–Everyday Banking	41	183	49	273
Consumer Finance	44	37	37	118
Corporate & Commercial Banking	46	189	342	577
Corporate & Investment Banking	5	17	—	22
Corporate Centre	35	—	—	35
Total on-balance sheet	186	556	560	1,302
Off-balance sheet
Retail Banking	18	19	1	38
–Homes	2	1	—	3
–Everyday Banking	16	18	1	35
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	8	10	8	26
Corporate & Investment Banking	4	7	—	11
Total off-balance sheet	30	36	9	75
Total ECL	216	592	569	1,377

	%	%	%	%
Coverage ratio(3)
On-balance sheet
Retail Banking	—	2.8	9.6	0.3
–Homes	—	1.3	7.3	0.2
–Everyday Banking	0.5	29.7	62.8	3.2
Consumer Finance	0.6	9.8	63.8	1.5
Corporate & Commercial Banking	0.4	3.4	35.6	3.3
Corporate & Investment Banking	0.2	8.6	—	0.8
Corporate Centre	—	—	—	—
Total on-balance sheet	0.1	3.3	19.3	0.5
Off-balance sheet
Retail Banking	0.1	7.4	2.4	0.1
–Homes	—	1.2	—	—
–Everyday Banking	0.1	10.3	3.7	0.3
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	0.1	1.3	13.6	0.4
Corporate & Investment Banking	—	3.0	—	0.1
Total off-balance sheet	0.1	2.8	9.0	0.2
Total coverage	0.1	3.2	19.0	0.4
(1)Off-balance sheet exposures include £7.7bn of residential mortgage offers in the pipeline.
(2)Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 31 to the Consolidated Financial Statements.
(3)ECL as a percentage of the related exposure.

Disclosure of Stage 2 Exposures by Classification	The following table analyses our Stage 2 exposures and ECL by the reason the exposure is classified as Stage 2.

	Retail Banking			Consumer Finance			Corporate & Commercial Banking			Corporate & Investment Banking			Corporate Centre			Total
	Exposure	ECL	Coverage	Exposure	ECL	Coverage	Exposure	ECL	Coverage	Exposure	ECL	Coverage	Exposure	ECL	Coverage	Exposure	ECL	Coverage
2021	£m	£m	%	£m	£m	%	£m	£m	%	£m	£m	%	£m	£m	%	£m	£m	%
PD deterioration	5,644	125	2.2	42	6	14.3	1,522	20	1.3	—	—	—	214	—	—	7,422	151	2.0
Forbearance	664	4	0.6	11	2	18.2	272	8	2.9	—	—	—	—	—	—	947	14	1.5
Other	603	5	0.8	130	3	2.3	445	19	4.3	—	—	—	2	—	—	1,180	27	2.3
30 DPD	745	33	4.4	17	5	29.4	313	2	0.6	—	—	—	39	—	—	1,114	40	3.6
Payment holiday	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Mortgage affordability	4,241	19	0.4	—	—	—	—	—	—	—	—	—	—	—	—	4,241	19	0.4
High risk corporate	—	—	—	—	1	—	3,109	78	2.5	—	—	—	—	—	—	3,109	79	2.5
	11,897	186	1.6	200	17	8.5	5,661	127	2.2	—	—	—	255	—	—	18,013	330	1.8

2020
PD deterioration	7,752	246	3.2	88	13	14.8	2,128	40	1.9	—	—	—	32	—	—	10,000	299	3.0
Forbearance	612	3	0.5	—	—	—	151	5	3.3	—	—	—	4	—	—	767	8	1.0
Other	1,199	11	0.9	248	11	4.4	611	66	10.8	429	24	5.6	6	—	—	2,493	112	4.5
30 DPD	870	46	5.3	27	12	44.4	250	5	2.0	—	—	—	3	—	—	1,150	63	5.5
Payment holiday	828	26	3.1	16	1	6.3	—	—	—	—	—	—	—	—	—	844	27	3.2
Mortgage affordability	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
High risk corporate	—	—	—	—	—	—	3,126	83	2.7	—	—	—	—	—	—	3,126	83	2.7
	11,261	332	2.9	379	37	9.8	6,266	199	3.2	429	24	5.6	45	—	—	18,380	592	3.2

Disclosure of Stage 2 Exposures by Cure Period
The following table analyses our Stage 2 exposures and the related ECL by whether or not they are in a cure period at the balance sheet date.

	2021			2020
	Exposure	ECL	Coverage	Exposure	ECL	Coverage
	£m	£m	%	£m	£m	%
Stage 2 not in cure period	13,351	286	2.1	17,036	554	3.3
Stage 2 in cure period (for transfer to Stage 1)	4,662	44	0.9	1,344	38	2.8
	18,013	330	1.8	18,380	592	3.2

Disclosure of ECL Reconciliation
The table below shows the relationships between disclosures in this Credit risk review section which refer to drawn exposures and the associated ECL, and the total assets as presented in the Consolidated Balance Sheet.

	On-balance sheet			Off-balance sheet
	Exposures	Loss allowance	Net carrying amount	Exposures	Loss allowance
2021	£m	£m	£m	£m	£m
Retail Banking(1)	185,608	368	185,240	29,371	21
–Homes(1)	177,297	186	177,111	15,950	5
–Everyday Banking(2)	8,311	182	8,129	13,421	16
Consumer Finance	4,984	52	4,932	314	—
Corporate & Commercial Banking	16,997	407	16,590	7,694	16
Corporate Centre	73,982	1	73,981	369	1
Total exposures presented in Credit Quality tables	281,571	828	280,743	37,748	38
Other items(3)			3,736
Adjusted net carrying amount			284,479
Assets classified at FVTPL			2,396
Non-financial assets			6,801
Total assets per the Consolidated Balance Sheet			293,676

2020
Retail Banking(1)	178,452	550	177,902	26,610	38
–Homes(1)	169,801	277	169,524	13,276	3
–Everyday Banking(2)	8,651	273	8,378	13,334	35
Consumer Finance	8,024	118	7,906	237	—
Corporate & Commercial Banking	17,626	577	17,049	6,877	26
Corporate & Investment Banking	2,785	22	2,763	8,861	11
Corporate Centre	78,735	35	78,700	585	—
Total exposures presented in Credit Quality tables	285,622	1,302	284,320	43,170	75
Other items(3)			3,111
Adjusted net carrying amount			287,431
Assets classified at FVTPL			4,285
Non-financial assets			7,348
Total assets per the Consolidated Balance Sheet			299,064
(1)Off-balance sheet exposures include offers in the pipeline and undrawn flexible mortgages products.
(2)Off-balance sheet exposures include credit cards.
(3)These assets mainly relate to loans as part of a joint venture agreement and the accrued interest on them. They carry low credit risk and therefore have an immaterial ECL.
The following table shows changes in total on and off-balance sheet exposures, subject to ECL assessment, and the corresponding ECL, in the period. The table presents total gross carrying amounts and ECLs at a Santander UK group level. We present segmental views in the sections below.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	307,416	216	18,380	592	2,996	569	328,792	1,377
Transfers from Stage 1 to Stage 2(3)	(6,805)	(9)	6,805	9	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	5,883	167	(5,883)	(167)	—	—	—	—
Transfers to Stage 3(3)	(572)	(3)	(532)	(20)	1,104	23	—	—
Transfers from Stage 3(3)	14	2	455	62	(469)	(64)	—	—
Transfers of financial instruments	(1,480)	157	845	(116)	635	(41)	—	—
Net ECL remeasurement on stage transfer(4)	—	(133)	—	26	—	64	—	(43)
Change in economic scenarios(2)	—	(7)	—	(151)	—	(12)	—	(170)
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	50,863	31	936	26	24	19	51,823	76
Redemptions, repayments and assets sold(7)	(63,659)	(70)	(3,441)	(67)	(519)	(68)	(67,619)	(205)
Changes in risk parameters and other movements(6)	5,145	(61)	1,293	20	182	63	6,620	22
Assets written off(7)	—	—	—	—	(297)	(191)	(297)	(191)
At 31 December 2021	298,285	133	18,013	330	3,021	403	319,319	866
Net movement in the period	(9,131)	(83)	(367)	(262)	25	(166)	(9,473)	(511)

ECL charge/(release) to the Income Statement		(83)		(262)		25		(320)
Less: Discount unwind		—		—		(11)		(11)
Less: Recoveries net of collection costs		—		—		87		87
ECL charge/(release) to the Income Statement from continued operations		(83)		(262)		101		(244)
Discontinued operations ECL adjustment		11		—		—		11
Total ECL charge/(release) to the Income Statement		(72)		(262)		101		(233)

At 1 January 2020	301,599	147	12,354	348	2,369	368	316,322	863
Transfers from Stage 1 to Stage 2(3)	(9,814)	(47)	9,814	47	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	3,178	110	(3,178)	(110)	—	—	—	—
Transfers to Stage 3(3)	(385)	(8)	(1,126)	(61)	1,511	69	—	—
Transfers from Stage 3(3)	12	2	326	21	(338)	(23)	—	—
Transfers of financial instruments	(7,009)	57	5,836	(103)	1,173	46	—	—
Net remeasurement of ECL on stage transfer(4)	—	(101)	—	239	—	241	—	379
Change in economic scenarios(2)	—	15	—	139	—	10	—	164
Changes to model	—	—	—	—	—	25	—	25
New lending and assets purchased(5)	55,546	40	1,372	64	104	51	57,022	155
Redemptions, repayments and assets sold(7)	(47,671)	(30)	(2,250)	(42)	(441)	(18)	(50,362)	(90)
Changes in risk parameters and other movements(6)	4,953	88	1,068	(53)	184	99	6,205	134
Assets written off (7)	(2)	—	—	—	(393)	(253)	(395)	(253)
At 31 December 2020	307,416	216	18,380	592	2,996	569	328,792	1,377
Net movement in the period	5,817	69	6,026	244	627	201	12,470	514

ECL charge/(release) to the Income Statement		69		244		454		767
Less: Discount unwind		—		—		(14)		(14)
Less: Recoveries net of collection costs		—		—		(108)		(108)
ECL charge/(release) to the Income Statement from continued operations		69		244		332		645
Discontinued operations ECL adjustment		—		—		(6)		(6)
Total ECL charge/(release) to the Income Statement		69		244		326		639

(1)Exposures that have attracted an ECL, and as reported in the Credit Quality table above.
(2)Changes to assumptions in the period. Isolates the impact on ECL from changes to the economic variables for each scenario, the scenarios themselves, and the probability weights from all other movements. Also includes the impact of quarterly revaluation of collateral. The impact of changes in economics on exposure Stage allocations are shown in Transfers of financial instruments.
(3)Total impact of facilities that moved Stage(s) in the period. This means, for example, that where risk parameter changes (model inputs) or model changes (methodology) result in a facility moving Stage, the full impact is reflected here (rather than in Other). Stage flow analysis only applies to facilities that existed at both the start and end of the period. Transfers between Stages are based on opening balances and ECL at the start of the period.
(4)Relates to the revaluation of ECL following the transfer of an exposure from one Stage to another.
(5)Exposures and ECL of facilities that did not exist at the start of the period but did at the end. Amounts in Stage 2 and 3 represent assets which deteriorated in the period after origination in Stage 1.
(6)Residual movements on existing facilities that did not change Stage in the period, and which were not acquired in the period. Includes the net increase or decrease in the period of cash at central banks, the impact of changes in risk parameters in the period, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the period.
(7)Exposures and ECL for facilities that existed at the start of the period but not at the end.
The following table shows changes in total on and off-balance sheet exposures subject to ECL assessment, and the corresponding ECL, for Retail Banking in the period. The footnotes to the Santander UK group level analysis on page 127 are also applicable to this table.

	Stage 1		Stage 2		Stage 3		Total
	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	191,883	74	11,261	332	1,918	182	205,062	588
Transfers from Stage 1 to Stage 2(3)	(5,653)	(4)	5,653	4	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	4,200	101	(4,200)	(101)	—	—	—	—
Transfers to Stage 3(3)	(526)	(2)	(488)	(16)	1,014	18	—	—
Transfers from Stage 3(3)	9	1	364	21	(373)	(22)	—	—
Transfers of financial instruments	(1,970)	96	1,329	(92)	641	(4)	—	—
Net ECL remeasurement on stage transfer(4)	—	(95)	—	48	—	33	—	(14)
Change in economic scenarios(2)	—	(7)	—	(85)	—	(12)	—	(104)
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	35,442	19	417	14	9	4	35,868	37
Redemptions, repayments and assets sold (7)	(28,094)	(13)	(1,537)	(22)	(361)	(21)	(29,992)	(56)
Changes in risk parameters and other movements(6)	3,653	(10)	427	(8)	90	64	4,170	46
Assets written off(7)	—	1	—	(1)	(129)	(108)	(129)	(108)
At 31 December 2021	200,914	65	11,897	186	2,168	138	214,979	389
Net movement in the period	9,031	(9)	636	(146)	250	(44)	9,917	(199)

Charge/(release) to the Income Statement		(10)		(145)		64		(91)
Less: Discount unwind		—		—		(7)		(7)
Less: Recoveries net of collection costs		—		—		—		—
Total ECL charge/(release) to the Income Statement		(10)		(145)		57		(98)

At 1 January 2020	186,088	60	8,872	231	1,859	170	196,819	461
Transfers from Stage 1 to Stage 2(3)	(5,087)	(7)	5,087	7	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	2,168	82	(2,168)	(82)	—	—	—	—
Transfers to Stage 3(3)	(272)	(4)	(520)	(22)	792	26	—	—
Transfers from Stage 3(3)	8	1	323	20	(331)	(21)	—	—
Transfers of financial instruments:	(3,183)	72	2,722	(77)	461	5	—	—
Net ECL remeasurement on stage transfer(4)	—	(80)	—	145	—	42	—	107
Change in economic scenarios(2)	—	8	—	81	—	9	—	98
Changes to model	—	—	—	—	—	25	—	25
New lending and assets purchased(5)	31,499	15	345	30	5	4	31,849	49
Redemptions, repayments and assets sold(7)	(23,699)	(12)	(987)	(25)	(314)	(20)	(25,000)	(57)
Changes in risk parameters and other movements(6)	1,178	12	309	(54)	110	102	1,597	60
Assets written off(7)	—	(1)	—	1	(203)	(155)	(203)	(155)
At 31 December 2020	191,883	74	11,261	332	1,918	182	205,062	588
Net movement in the period	5,795	14	2,389	101	59	12	8,243	127

Charge/(release) to the Income Statement		15		100		167		282
Less: Discount unwind		—		—		(7)		(7)
Less: Recoveries net of collection costs		—		—		(11)		(11)
Total ECL charge/(release) to the Income Statement		15		100		149		264
The following table shows changes in total on and off-balance sheet exposures subject to ECL assessment, and the corresponding ECL, for residential mortgages in the period. The footnotes to the Santander UK group level analysis on page 127 are also applicable to this table.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	170,794	17	10,470	131	1,813	132	183,077	280
Transfers from Stage 1 to Stage 2(3)	(5,439)	(2)	5,439	2	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	3,782	21	(3,782)	(21)	—	—	—	—
Transfers to Stage 3(3)	(242)	(2)	(451)	(4)	693	6	—	—
Transfers from Stage 3(3)	3	—	353	15	(356)	(15)	—	—
Transfers of financial instruments	(1,896)	17	1,559	(8)	337	(9)	—	—
Net ECL remeasurement on stage transfer(4)	—	(18)	—	10	—	9	—	1
Change in economic scenarios(2)	—	(1)	—	(67)	—	(12)	—	(80)
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	33,292	6	332	2	1	—	33,625	8
Redemptions, repayments and assets sold(7)	(25,073)	(3)	(1,435)	(6)	(332)	(16)	(26,840)	(25)
Changes in risk parameters and other movements(6)	3,115	(4)	273	26	13	(10)	3,401	12
Assets written off (7)	—	—	—	—	(16)	(5)	(16)	(5)
At 31 December 2021	180,232	14	11,199	88	1,816	89	193,247	191
Net movement in the period	9,438	(3)	729	(43)	3	(43)	10,170	(89)

Charge/(release) to the Income Statement		(3)		(43)		(38)		(84)
Less: Discount unwind		—		—		(2)		(2)
Less: Recoveries net of collection costs		—		—		(1)		(1)
Total ECL charge/(release) to the Income Statement		(3)		(43)		(41)		(87)

At 1 January 2020	168,830	14	8,224	101	1,734	103	178,788	218
Transfers from Stage 1 to Stage 2(3)	(4,686)	(2)	4,686	2	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	1,911	17	(1,911)	(17)	—	—	—	—
Transfers to Stage 3(3)	(229)	(3)	(491)	(11)	720	14	—	—
Transfers from Stage 3(3)	4	—	311	14	(315)	(14)	—	—
Transfers of financial instruments	(3,000)	12	2,595	(12)	405	—	—	—
Net ECL remeasurement on stage transfer(4)	—	(15)	—	50	—	16	—	51
Change in economic scenarios(2)	—	7	—	13	—	10	—	30
Changes to model	—	—	—	—	—	25	—	25
New lending and assets purchased(5)	26,102	4	237	5	1	—	26,340	9
Redemptions, repayments and assets sold(7)	(20,679)	(4)	(856)	(7)	(297)	(15)	(21,832)	(26)
Changes in risk parameters and other movements(6)	(459)	(1)	270	(19)	24	7	(165)	(13)
Assets written off (7)	—	—	—	—	(54)	(14)	(54)	(14)
At 31 December 2020	170,794	17	10,470	131	1,813	132	183,077	280
Net movement in the period	1,964	3	2,246	30	79	29	4,289	62

Charge/(release) to the Income Statement		3		30		43		76
Less: Discount unwind		—		—		(2)		(2)
Less: Recoveries net of collection costs		—		—		(1)		(1)
Total ECL charge/(release) to the Income Statement		3		30		40		73
The following table shows changes in total on and off-balance sheet exposures subject to ECL assessment, and the corresponding ECL, for Everyday Banking in the period. The footnotes to the Santander UK group level analysis on page 127 are also applicable to this table.

	Stage 1		Stage 2		Stage 3		Total
	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	21,089	57	791	201	105	50	21,985	308
Transfers from Stage 1 to Stage 2(3)	(214)	(2)	214	2	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	418	81	(418)	(81)	—	—	—	—
Transfers to Stage 3(3)	(284)	(1)	(36)	(10)	320	11	—	—
Transfers from Stage 3(3)	5	1	11	5	(16)	(6)	—	—
Transfers of financial instruments	(75)	79	(229)	(84)	304	5	—	—
Net ECL remeasurement on stage transfer(4)	—	(78)	—	39	—	23	—	(16)
Change in economic scenarios(2)	—	(4)	—	(19)	—	—	—	(23)
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	2,150	13	84	12	9	4	2,243	29
Redemptions, repayments and assets sold (7)	(3,023)	(11)	(101)	(16)	(29)	(5)	(3,153)	(32)
Changes in risk parameters and other movements(6)	541	(6)	153	(34)	77	74	771	34
Assets written off(7)	—	1	—	(1)	(114)	(102)	(114)	(102)
At 31 December 2021	20,682	51	698	98	352	49	21,732	198
Net movement in the period	(407)	(6)	(93)	(103)	247	(1)	(253)	(110)

Charge/(release) to the Income Statement		(7)		(102)		101		(8)
Less: Discount unwind		—		—		(4)		(4)
Less: Recoveries net of collection costs		—		—		(51)		(51)
Total ECL charge/(release) to the Income Statement		(7)		(102)		46		(63)

At 1 January 2020	17,258	46	648	130	125	67	18,031	243
Transfers from Stage 1 to Stage 2(3)	(402)	(5)	402	5	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	257	65	(257)	(65)	—	—	—	—
Transfers to Stage 3(3)	(42)	(1)	(29)	(11)	71	12	—	—
Transfers from Stage 3(3)	4	1	11	5	(15)	(6)	—	—
Transfers of financial instruments:	(183)	60	127	(66)	56	6	—	—
Net ECL remeasurement on stage transfer(4)	—	(63)	—	95	—	25	—	57
Change in economic scenarios(2)	—	—	—	68	—	—	—	68
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	5,398	11	107	25	5	4	5,510	40
Redemptions, repayments and assets sold(7)	(3,020)	(8)	(130)	(19)	(19)	(5)	(3,169)	(32)
Changes in risk parameters and other movements(6)	1,636	12	39	(33)	87	94	1,762	73
Assets written off(7)	—	(1)	—	1	(149)	(141)	(149)	(141)
At 31 December 2020	21,089	57	791	201	105	50	21,985	308
Net movement in the period	3,831	11	143	71	(20)	(17)	3,954	65

Charge/(release) to the Income Statement		12		70		124		206
Less: Discount unwind		—		—		(4)		(4)
Less: Recoveries net of collection costs		—		—		(52)		(52)
Total ECL charge/(release) to the Income Statement		12		70		68		150
The following table shows changes in total on and off-balance sheet exposures subject to ECL assessment, and the corresponding ECL, for Consumer Finance in the period. The footnotes to the Santander UK group level analysis on page 127 are also applicable to this table.

	Stage 1		Stage 2		Stage 3		Total
	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL	Exposures ⁽¹⁾	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	7,824	44	379	37	58	37	8,261	118
Transfers from Stage 1 to Stage 2(3)	(98)	(1)	98	1	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	105	6	(105)	(6)	—	—	—	—
Transfers to Stage 3(3)	(8)	—	(8)	(2)	16	2	—	—
Transfers from Stage 3(3)	5	—	3	2	(8)	(2)	—	—
Transfers of financial instruments	4	5	(12)	(5)	8	—	—	—
Net ECL remeasurement on stage transfer(4)	—	—	—	—	—	—	—	—
Change in economic scenarios(2)	—	—	—	(2)	—	—	—	(2)
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	2,212	6	70	4	3	2	2,285	12
Redemptions, repayments and assets sold(7)	(4,063)	(19)	(142)	(6)	(19)	(3)	(4,224)	(28)
Changes in risk parameters and other movements(6)	(903)	(18)	(95)	(12)	11	6	(987)	(24)
Assets written off(7)	—	—	—	1	(37)	(25)	(37)	(24)
At 31 December 2021	5,074	18	200	17	24	17	5,298	52
Net movement in the period	(2,750)	(26)	(179)	(20)	(34)	(20)	(2,963)	(66)

Charge/(release) to the Income Statement		(26)		(21)		5		(42)
Less: Discount unwind		—		—		—		—
Less: Recoveries net of collection costs		—		—		9		9
Total ECL charge/(release) to the Income Statement		(26)		(21)		14		(33)

At 1 January 2020	7,315	29	604	28	42	31	7,961	88
Transfers from Stage 1 to Stage 2(3)	(154)	(1)	154	1	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	375	4	(375)	(4)	—	—	—	—
Transfers to Stage 3(3)	(33)	(3)	(20)	(5)	53	8	—	—
Transfers from Stage 3(3)	—	—	1	1	(1)	(1)	—	—
Transfers of financial instruments:	188	—	(240)	(7)	52	7	—	—
Net ECL remeasurement on stage transfer(4)	—	—	—	—	—	—	—	—
Change in economic scenarios(2)	—	—	—	—	—	—	—	—
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	3,486	14	134	6	4	2	3,624	22
Redemptions, repayments and assets sold(7)	(2,136)	(4)	(151)	3	(5)	29	(2,292)	28
Changes in risk parameters and other movements(6)	(1,027)	5	32	8	(10)	(8)	(1,005)	5
Assets written off(7)	(2)	—	—	(1)	(25)	(24)	(27)	(25)
At 31 December 2020	7,824	44	379	37	58	37	8,261	118
Net movement in the period	509	15	(225)	9	16	6	300	30

Charge/(release) to the Income Statement		15		10		30		55
Less: Discount unwind		—		—		6		6
Less: Recoveries net of collection costs		—		—		(17)		(17)
Total ECL charge/(release) to the Income Statement		15		10		19		44
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 127 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	17,217	54	6,266	199	1,020	350	24,503	603
Transfers from Stage 1 to Stage 2(3)	(914)	(4)	914	4	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	1,579	60	(1,579)	(60)	—	—	—	—
Transfers to Stage 3(3)	(38)	—	(37)	(3)	75	3	—	—
Transfers from Stage 3(3)	1	—	88	40	(89)	(40)	—	—
Transfers of financial instruments	628	56	(614)	(19)	(14)	(37)	—	—
Net ECL remeasurement on stage transfer(4)	—	(39)	—	(22)	—	31	—	(30)
Change in economic scenarios(2)	—	(2)	—	(62)	—	(1)	—	(65)
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	12,783	5	448	8	12	13	13,243	26
Redemptions, repayments and assets sold(7)	(15,067)	(9)	(1,330)	(17)	(140)	(43)	(16,537)	(69)
Changes in risk parameters and other movements(6)	2,642	(16)	891	40	55	(7)	3,588	17
Assets written off (7)	—	—	—	—	(106)	(59)	(106)	(59)
At 31 December 2021	18,203	49	5,661	127	827	247	24,691	423
Net movement in the period	986	(5)	(605)	(72)	(193)	(103)	188	(180)

ECL charge/(release) to the Income Statement		(5)		(72)		(44)		(121)
Less: Discount unwind		—		—		(4)		(4)
Less: Recoveries net of collection costs		—		—		34		34
Total ECL charge/(release) to the Income Statement		(5)		(72)		(14)		(91)

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	21,281	53	2,385	51	452	158	24,118	262
Transfers from Stage 1 to Stage 2(3)	(4,443)	(37)	4,443	37	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	528	20	(528)	(20)	—	—	—	—
Transfers to Stage 3(3)	(78)	(1)	(543)	(21)	621	22	—	—
Transfers from Stage 3(3)	4	1	1	—	(5)	(1)	—	—
Transfers of financial instruments	(3,989)	(17)	3,373	(4)	616	21	—	—
Net ECL remeasurement on stage transfer(4)	—	(18)	—	92	—	198	—	272
Change in economic scenarios(2)	—	7	—	44	—	—	—	51
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	7,984	10	805	28	94	44	8,883	82
Redemptions, repayments and assets sold(7)	(6,487)	(13)	(818)	(18)	(118)	(25)	(7,423)	(56)
Changes in risk parameters and other movements(6)	(1,572)	32	521	6	97	5	(954)	43
Assets written off (7)	—	—	—	—	(121)	(51)	(121)	(51)
At 31 December 2020	17,217	54	6,266	199	1,020	350	24,503	603
Net movement in the period	(4,064)	1	3,881	148	568	192	385	341

ECL charge/(release) to the Income Statement		1		148		243		392
Less: Discount unwind		—		—		(5)		(5)
Less: Recoveries net of collection costs		—		—		(93)		(93)
Total ECL charge/(release) to the Income Statement		1		148		145		294
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 127 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	79,275	35	45	—	—	—	79,320	35
Transfers from Stage 1 to Stage 2(3)	(141)	—	141	—	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	—	—	—	—	—	—	—	—
Transfers to Stage 3(3)	—	—	—	—	—	—	—	—
Transfers from Stage 3(3)	—	—	—	—	—	—	—	—
Transfers of financial instruments	(141)	—	141	—	—	—	—	—
Net ECL remeasurement on stage transfer(4)	—	—	—	—	—	—	—	—
Change in economic scenarios(2)	—	—	—	—	—	—	—	—
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	425	1	2	—	—	—	427	1
Redemptions, repayments and assets sold (7)	(5,326)	(18)	(27)	—	1	1	(5,352)	(17)
Changes in risk parameters and other movements(6)	(139)	(17)	94	—	1	—	(44)	(17)
Assets written off (7)	—	—	—	—	—	—	—	—
At 31 December 2021	74,094	1	255	—	2	1	74,351	2
Net movement in the period	(5,181)	(34)	210	—	2	1	(4,969)	(33)

ECL charge/(release) to the Income Statement		(34)		—		1		(33)
Less: Discount unwind		—		—		—		—
Less: Recoveries net of collection costs		—		—		22		22
Total ECL charge/(release) to the Income Statement		(34)		—		23		(11)

	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	73,943	1	97	1	—	—	74,040	2
Transfers from Stage 1 to Stage 2(3)	(87)	(2)	87	2	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	106	4	(106)	(4)	—	—	—	—
Transfers to Stage 3(3)	(2)	—	(3)	(1)	5	1	—	—
Transfers from Stage 3(3)	1	1	1	—	(2)	(1)	—	—
Transfers of financial instruments	18	3	(21)	(3)	3	—	—	—
Net ECL remeasurement on stage transfer(4)	—	(4)	—	3	—	1	—	—
Change in economic scenarios(2)	—	—	—	6	—	—	—	6
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased(5)	11,457	1	45	—	1	—	11,503	1
Redemptions, repayments and assets sold(7)	(10,344)	(1)	(7)	(1)	(3)	(1)	(10,354)	(3)
Changes in risk parameters and other movements(6)	4,201	35	(69)	(6)	1	—	4,133	29
Assets written off (7)	—	—	—	—	(2)	—	(2)	—
At 31 December 2020	79,275	35	45	—	—	—	79,320	35
Net movement in the period	5,332	34	(52)	(1)	—	—	5,280	33

ECL charge/(release) to the Income Statement		34		(1)		—		33
Less: Discount unwind		—		—		—		—
Less: Recoveries net of collection costs		—		—		3		3
Total ECL charge/(release) to the Income Statement		34		(1)		3		36
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 127 also apply to this table.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	12,972	4	397	37	15	9	13,384	50
Transfers from Stage 1 to Stage 2(3)	(43)	—	43	—	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	—	—	—	—	—	—	—	—
Transfers to Stage 3(3)	—	—	(40)	(13)	40	13	—	—
Transfers from Stage 3(3)	—	—	—	—	—	—	—	—
Transfers of financial instruments	(43)	—	3	(13)	40	13	—	—
Net ECL remeasurement on stage transfer(4)	—	—	—	—	—	—	—	—
Change in economic scenarios(2)	—	—	—	8	—	—	—	8
Changes to model	—	—	—	—	—	—	—	—
New lending and assets purchased (5)	1,119	1	43	—	—	—	1,162	1
Redemptions, repayments and assets sold(7)	(5,005)	(1)	(287)	(1)	(1)	—	(5,293)	(2)
Changes in risk parameters and other movements(6)	2,174	5	273	(7)	(12)	—	2,435	(2)
Assets written off (7)	—	—	—	—	(42)	(22)	(42)	(22)
At 31 December 2020	11,217	9	429	24	—	—	11,646	33
Net movement in the period	(1,755)	5	32	(13)	(15)	(9)	(1,738)	(17)

ECL charge/(release) to the Income Statement		5		(13)		13		5
Less: Discount unwind		—		—		—		—
Less: Recoveries net of collection costs		—		—		2		2
Total ECL charge/(release) to the Income Statement		5		(13)		15		7

Disclosure of Country Risk Exposures
The tables below show our total exposures, which are the total of balance sheet and off–balance sheet values. We calculate balance sheet values in accordance with IFRS (i.e. after netting allowed under IAS 32) except for credit provisions which we add back. Off–balance sheet values are undrawn facilities and letters of credit. We classify location by country of risk – the country where each client has its main business or assets. That is unless there is a full risk transfer guarantee in place, in which case we use the guarantor’s country of domicile. If a client has operations in many countries, we use their country of incorporation. The tables below exclude balances with other Banco Santander group members. We show them separately in the ‘Balances with other Banco Santander group members’ section.

	2021						2020
		Financial institutions						Financial institutions
	Governments	Banks(1)	Other	Retail	Corporate	Total(2)	Governments	Banks(1)	Other	Retail	Corporate	Total(2)
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Eurozone
Ireland	—	—	5.3	—	—	5.3	—	—	6.0	—	0.1	6.1
Italy	—	—	—	—	—	—	—	—	—	—	—	—
Spain	—	—	—	—	0.1	0.1	—	—	—	—	0.1	0.1
France	0.1	0.3	0.2	—	—	0.6	0.1	0.5	0.2	—	—	0.8
Germany	—	0.5	—	—	—	0.5	—	0.7	0.1	—	0.1	0.9
Luxembourg	—	—	0.1	—	—	0.1	—	0.1	1.3	—	0.1	1.5
Other(3)	0.3	0.8	—	—	—	1.1	0.4	1.1	—	—	0.4	1.9
	0.4	1.6	5.6	—	0.1	7.7	0.5	2.4	7.6	—	0.8	11.3
Other countries
UK	50.2	2.1	9.9	217.8	28.7	308.7	44.4	2.8	15.5	209.3	40.4	312.4
US	0.5	0.8	—	—	—	1.3	0.8	0.9	0.1	—	0.3	2.1
Japan	1.0	0.2	—	—	—	1.2	2.4	1.0	—	—	—	3.4
Switzerland	—	—	—	—	—	—	—	—	—	—	—	—
Denmark	—	—	—	—	—	—	—	—	—	—	—	—
Other	0.3	0.2	0.1	0.7	0.1	1.4	0.3	0.5	0.1	0.3	0.7	1.9
	52.0	3.3	10.0	218.5	28.8	312.6	47.9	5.2	15.7	209.6	41.4	319.8
Total	52.4	4.9	15.6	218.5	28.9	320.3	48.4	7.6	23.3	209.6	42.2	331.1
(1)Excludes balances with central banks.
(2)Excludes cash at hand, interests in other entities, intangible assets, property, plant and equipment, tax assets, retirement benefit assets and other assets. Loans are included gross of credit provisions.
(3)Includes The Netherlands of£0.2bn (2020: £0.6bn), Belgium of £0.7bn (2020: £0.9bn).
Disclosure of Balances with Other Banco Santander Group Companies
At 31 December 2021 and 31 December 2020, we had gross balances with other Banco Santander group members as follows:

	2021				2020
	Financial institutions				Financial institutions
	Banks	Other	Corporate	Total	Banks	Other	Corporate	Total
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Assets
Spain	1.0	—	—	1.0	1.8	—	—	1.8
UK	—	3.1	—	3.1	—	2.3	—	2.3
	1.0	3.1	—	4.1	1.8	2.3	—	4.1
Liabilities
Spain	1.4	0.1	—	1.5	2.5	0.1	—	2.6
UK	—	1.2	—	1.2	—	1.3	—	1.3
Uruguay	0.1	—	—	0.1	0.1	—	—	0.1
	1.5	1.3	—	2.8	2.6	1.4	—	4.0

Disclosure of Borrower Profile
In this table, ‘Home movers’ include both existing customers moving house and taking out a new mortgage with us, and customers who switch their mortgage to us when they move house. ‘Remortgagers’ are new customers who are taking a new mortgage with us.

	Stock				New business
	2021		2020		2021		2020
	£m	%	£m	%	£m	%	£m	%
Home movers	75,879	43	72,439	42	13,537	43	10,116	41
Remortgagers	51,336	29	51,796	31	8,031	25	6,861	27
First-time buyers	35,189	20	33,958	20	6,206	19	5,354	21
Buy-to-let	14,893	8	11,608	7	4,239	13	2,622	11
	177,297	100	169,801	100	32,013	100	24,953	100

Disclosure of Interest Rate Profile of Mortgage Assets Stock
The interest rate profile of our mortgage asset stock was:

	2021		2020
	£m	%	£m	%
Fixed rate	149,517	84	136,045	80
Variable rate	17,124	10	21,152	13
Standard Variable Rate (SVR)	7,876	4	10,682	6
Follow on Rate (FoR)	2,780	2	1,922	1
	177,297	100	169,801	100

Disclosure of Geographic Distribution of Mortgage Assets Stock
The geographical distribution of our mortgage asset stock was:

	Stock		New business
	2021	2020	2021	2020
Region	£bn	£bn	£bn	£bn
London	45.3	42.6	8.3	6.1
Midlands and East Anglia	24.1	22.9	4.7	3.7
North	23.5	23.1	3.8	3.3
Northern Ireland	3.0	3.1	0.3	0.2
Scotland	6.6	6.7	1.0	0.8
South East excluding London	56.4	53.6	10.5	8.3
South West, Wales and other	18.4	17.8	3.4	2.6
	177.3	169.8	32.0	25.0

Average loan size for new business			£'000	£'000
South East including London			306	284
Rest of the UK			175	166
UK as a whole			234	218

Disclosure of Mortgage Assets Stock of Larger Loans
The mortgage asset stock of larger loans was:

	South East including London		UK
	2021	2020	2021	2020
Individual mortgage loan size	£m	£m	£m	£m
<£0.25m	45,108	45,553	105,147	105,493
£0.25m to £0.50m	39,367	36,241	52,495	47,903
£0.50m to £1.0m	14,036	12,214	16,221	14,076
£1.0m to £2.0m	2,872	1,934	3,103	2,085
>£2.0m	318	236	331	244
	101,701	96,178	177,297	169,801

Disclosure of LTV Distribution of Mortgage Assets Stock
This table shows the LTV distribution for the gross carrying amount and the related ECL of our total mortgage portfolio and Stage 3 mortgages, as well as the LTV distribution for new business. We also show the collateral value and simple average LTV for our mortgage stock, Stage 3 stock and new business. We use our estimate of the property value at the balance sheet date. We include fees that have been added to the loan in the LTV calculation. For flexible products, we only include the drawn amount, not undrawn limits.

	2021					2020
	Stock		Stage 3		New	Stock		Stage 3		New
	Total	ECL	Total	ECL	Business	Total	ECL	Total	ECL	Business
LTV	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Up to 50%	80,058	25	944	9	4,997	74,620	28	858	11	4,180
>50-75%	79,027	63	614	28	15,831	69,771	90	633	36	10,088
>75-85%	14,035	26	106	12	6,896	18,508	41	125	19	5,858
>85-100%	3,646	26	69	14	4,239	6,165	44	93	22	4,781
>100%	531	51	65	26	50	737	77	90	44	46
	177,297	191	1,798	89	32,013	169,801	280	1,799	132	24,953
Collateral value of residential properties (1)	177,222		1,786		32,012	169,694		1,783		24,953

	%		%		%	%		%		%
Simple Average(2) LTV (indexed)	41		38		64	42		41		64
(1)Collateral value shown is limited to the balance of each related loan. Excludes the impact of over-collateralisation, where the collateral is higher than the loan. Includes collateral against loans in negative equity of £455m (2020: £629m).
(2)Total of all LTV% divided by the total of all accounts.

Disclosure of Loan Modifications
The following table (audited) sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	2021	2020
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	424	305
–Net modification loss	9	7
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	152	114
Since March 2020, we have provided mortgage customers with payment holiday terms in line with UK Government and FCA guidance. The following table provides information on such loan modifications. For more on this, see 'Covid-19 Support schemes' in 'Santander UK group level - Credit risk review'.

	2021	2020
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	658	37,085
–Net modification loss	—	—
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	8	99
The following table (audited) sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	Business banking	Credit cards	Overdrafts	Total
2021	£m	£m	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	—	13	9	22
–Net modification gain	—	5	4	9
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	4	2	6

2020
Financial assets modified in the period:
–Amortised cost before modification	—	18	8	26
–Net modification gain	—	8	4	12
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	2	2	4
Since March 2020, we have provided business banking and other unsecured lending customers with payment holiday terms. The following table provides information on such loan modifications. For more on this, see 'Covid-19 Support measures' in 'Santander UK group level - Credit risk review'.

	Business banking	Other unsecured	Total
2021	£m	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	—	9	9
–Net modification gain	—	—	—
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	1	1

2020
Financial assets modified in the period:
–Amortised cost before modification	—	300	300
–Net modification gain	—	—	—
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	6	6
Since March 2020, we have provided Consumer Finance customers with payment holiday terms. The following table provides information on such loan modifications. For more on this, see 'Covid-19 Support measures' in 'Santander UK group level - Credit risk review'.

	2021	2020
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	54	403
–Net modification loss	—	6
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the ECL allowance changed to 12-month measurement in the period	226	403
The following table (audited)sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	2021	2020
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	243	201
–Net modification gain/ (loss)	(5)	(5)
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12-month ECL in the period	29	40

We only make forbearance arrangements for lending to customers. The balances (audited) at 31 December 2021 and 31 December 2020, analysed by their staging at the period–end and the forbearance we applied, were:

	2021	2020
	£m	£m
Stock(1)
–Term extension	150	141
–Interest-only	239	175
–Other payment rescheduling	204	180
	593	496
Of which:
–Stage 1	20	13
–Stage 2	303	179
–Stage 3	270	304
	593	496
Proportion of portfolio	2.4%	2.0%
(1)We base forbearance type on the first forbearance we applied. Tables only show accounts open at the period-end. Amounts are drawn balances and include off balance sheet balances.
The following table (audited) sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

2020
£m
Financial assets modified in the period:
–Amortised cost before modification	23
–Net modification gain/ (loss)	1
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12-month ECL in the period	—

We only make forbearance arrangements for lending to customers. The balances (audited) at 31 December 2020, analysed by their staging at the period–end and the forbearance we applied, were:

2020
£m
Stock(1)
–Term extension	23
–Interest-only	—
–Other payment rescheduling	—
23
Of which:
–Stage 1	—
–Stage 2	23
–Stage 3	—
23
Proportion of portfolio	0.2%
(1)We base forbearance type on the first forbearance we applied. Tables only show accounts open at the period-end. Amounts are drawn balances and include off balance sheet balances.

Disclosure of Forbearance Balances
The balances at 31 December 2021 and 31 December 2020, analysed by their staging at the period-end and the forbearance we applied, were:

	Capitalisation	Term extension	Interest-only	Concessionary interest rate	Total(2)	Loss allowances
2021	£m	£m	£m	£m	£m	£m
Stage 2	388	444	273	4	1,109	12
Stage 3	217	75	73	111	476	26
	605	519	346	115	1,585	38
Proportion of portfolio	0.3%	0.3%	0.2%	0.1%	0.9%

2020
Stage 2	409	393	310	0	1,112	13
Stage 3	219	83	86	28	416	29
	628	476	396	28	1,528	42
Proportion of portfolio	0.4%	0.3%	0.2%	—%	0.9%
(1)We base forbearance type on the first forbearance on the accounts.
(2)The total is audited.
The balances at 31 December 2021 and 31 December 2020 were:

	Interest-only(2)	Flexible	LTV >100%	Buy-to-Let
2021	£m	£m	£m	£m
Total	419	35	13	11
–Stage 2	280	24	3	8
–Stage 3	139	11	10	3

2020
Total	285	48	10	9
–Stage 2	184	34	3	6
–Stage 3	101	14	7	3
(1)Where a loan falls into more than one category, we have included it in all the categories that apply.
(2)Comprises full interest-only loans and part interest-only, part repayment loans.
The balances (audited) at 31 December 2021 and 31 December 2020 were:

		Other unsecured
	Business banking	Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2021	£m	£m	£m	£m	£m	£m
Total	2	1	38	15	54	56
–Stage 2	—	—	7	3	10	10
–Stage 3	2	1	31	12	44	46

2020
Total	4	—	43	16	59	63
–Stage 2	—	—	10	5	15	15
–Stage 3	4	—	33	11	44	48
The balances (audited) at 31 December 2021 and 31 December 2020 were:

	2021	2020
	£m	£m
Total	—	9
–Stage 2	—	4
–Stage 3	—	5

Disclosure of Interest-Only Sub Analysis
Full interest-only new business in the period

	2021	2020
	£m	£m
Full interest-only loans	6,339	4,267

Full interest-only maturity profile

	Term expired	Within 2 years	Between 2-5 years	Between 5-15 years	Greater than 15 years	Total
2021	£m	£m	£m	£m	£m	£m
Full interest-only portfolio	393	1,902	3,825	19,784	15,002	40,906
–of which value weighted average LTV (indexed) is >75%	13	106	113	1,020	1,356	2,608

2020
Full interest-only portfolio	374	1,736	3,722	20,490	12,400	38,722
–of which value weighted average LTV (indexed) is >75%	13	131	154	1,405	1,018	2,721

Disclosure of Segments Exposures by Credit Rating
These tables show our credit risk exposure according to our internal rating scale (see ‘Credit quality’ in the ‘Santander UK group level – credit risk review’ section) for each portfolio. On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2021	£m	£m	£m	£m	£m	£m	£m	£m	£m
SME and mid corporate	—	592	954	3,060	3,166	3,559	2,465	733	14,529
Commercial Real Estate	—	—	55	21	2,172	2,064	181	4	4,497
Social Housing	52	2,985	2,471	—	—	2	—	—	5,510
	52	3,577	3,480	3,081	5,338	5,625	2,646	737	24,536
Of which:
Stage 1	52	2,889	3,168	2,750	4,796	3,389	428	577	18,049
Stage 2	—	688	312	331	542	2,236	1,392	160	5,661
Stage 3	—	—	—	—	—	—	826	—	826

2020
SME and mid corporate	—	468	1,288	2,640	2,820	3,518	2,790	922	14,446
Commercial Real Estate	—	—	65	214	696	3,684	484	9	5,152
Social Housing	112	2,631	2,334	—	—	2	—	6	5,085
	112	3,099	3,687	2,854	3,516	7,204	3,274	937	24,683
Of which:
Stage 1	112	3,060	3,626	2,589	2,776	4,027	454	752	17,396
Stage 2	—	39	61	265	740	3,177	1,800	185	6,267
Stage 3	—	—	—	—	—	—	1,020	—	1,020
(1)Smaller exposures mainly in the commercial mortgage portfolio. We use scorecards for them, instead of a rating model.
These tables show our credit risk exposure according to our internal rating scale (see ‘Credit quality’ in the ‘Santander UK group level – credit risk review’ section) for each portfolio. On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2021	£m	£m	£m	£m	£m	£m	£m	£m	£m
Sovereign and Supranational	57,415	1,051	—	—	—	—	—	—	58,466
Structured Products	573	1,064	197	41	—	—	—	—	1,875
Social Housing	—	1,290	1,568	—	—	—	—	—	2,858
Financial Institutions	501	534	361	7	—	—	—	—	1,403
Legacy Portfolios in run-off(2)	—	—	—	6	—	—	—	44	50
Derivatives	—	—	—	—	—	—	—	—	—
Crown Dependencies	—	—	—	—	—	—	—	742	742
	58,489	3,939	2,126	54	—	—	—	786	65,394
Of which:
Stage 1	58,489	3,732	2,082	54	—	—	—	780	65,137
Stage 2	—	207	44	—	—	—	—	4	255
Stage 3	—	—	—	—	—	—	—	2	2

2020
Sovereign and Supranational	50,867	2,383	—	—	—	—	—	—	53,250
Structured Products	1,168	1,044	229	41	—	—	—	—	2,482
Social Housing	2	2,001	1,814	—	—	—	—	—	3,817
Financial Institutions	497	200	9	6	—	—	—	—	712
Legacy Portfolios in run-off(2)	—	—	—	—	—	—	—	156	156
Derivatives	—	—	—	—	—	—	—	—	—
Crown Dependencies	—	—	—	—	—	—	—	275	275
	52,534	5,628	2,052	47	—	—	—	431	60,692
Of which:
Stage 1	52,534	5,583	2,052	47	—	—	—	431	60,647
Stage 2	—	45	—	—	—	—	—	—	45
Stage 3	—	—	—	—	—	—	—	—	—
(1)Smaller exposures mainly in the commercial mortgage portfolio, and Crown Dependencies residential mortgages portfolio. We use scorecards for them, instead of a rating model.
(2)Commercial mortgages and residual structured and asset finance loans (shipping, aviation and structured finance).
These tables show our credit risk exposure according to our internal rating scale (see ‘Credit quality’ in the ‘Santander UK group level – credit risk review’ section) for each portfolio. On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other	Total
2020	£m	£m	£m	£m	£m	£m	£m	£m	£m
Large Corporate	174	1,826	3,267	3,882	1,523	157	81	—	10,910
Financial Institutions	367	444	639	23	6	—	—	—	1,479
	541	2,270	3,906	3,905	1,529	157	81	—	12,389

Disclosure of Segments Exposures by Geographical Distribution
We typically classify geographical location according to the counterparty’s country of domicile unless a full risk transfer guarantee is in place, in which case we use the guarantor’s country of domicile instead.

	2021					2020
	UK	Europe	US	Rest of World	Total	UK	Europe	US	Rest of World	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
SME and mid corporate	14,486	43	—	—	14,529	14,399	47	—	—	14,446
Commercial Real Estate	4,497	—	—	—	4,497	5,151	—	—	1	5,152
Social Housing	5,510	—	—	—	5,510	5,085	—	—	—	5,085
	24,493	43	—	—	24,536	24,635	47	—	1	24,683
We typically classify geographical location according to the counterparty’s country of domicile unless a full risk transfer guarantee is in place, in which case we use the guarantor’s country of domicile instead.

	2021					2020
	UK	Europe	US	Rest of World	Total	UK	Europe	US	Rest of World	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Sovereign and Supranational	54,651	950	469	2,396	58,466	46,912	1,516	849	3,973	53,250
Structured Products	1,219	656	—	—	1,875	1,683	799	—	0	2,482
Social Housing	2,858	—	—	—	2,858	3,817	—	—	—	3,817
Financial Institutions	536	572	81	214	1,403	301	365	6	40	712
Legacy Portfolios in run-off	50	—	—	—	50	60	—	—	96	156
Derivatives	—	—	—	—	—	—	—	—	—	—
Crown Dependencies	—	—	—	742	742	—	—	—	275	275
	59,314	2,178	550	3,352	65,394	52,773	2,680	855	4,384	60,692
We typically classify geographical location according to the counterparty’s country of domicile unless a full risk transfer guarantee is in place, in which case we use the guarantor’s country of domicile instead.

	2020
	UK	Europe	US	Rest of World	Total
	£m	£m	£m	£m	£m
Large Corporate	9,838	1,052	—	20	10,910
Financial Institutions	655	439	131	254	1,479
	10,493	1,491	131	274	12,389

Disclosure of Segment by Exposure by Gross and Net Credit Exposure

	Gross exposure	Collateral	Net exposure
	Stage 3	Stage 3	Stage 3
2021	£m	£m	£m
SME and mid corporate	723	354	369
Commercial Real Estate	103	85	18
	826	439	387

2020
SME and mid corporate	853	286	567
Commercial Real Estate	167	105	62
	1,020	391	629

	Gross exposure	Collateral	Net exposure
	Stage 3	Stage 3	Stage 3
2021	£m	£m	£m
Legacy Portfolios in run–off	2	—	2
Crown Dependencies	—	—	—
	2	—	2

2020
Legacy Portfolios in run–off	—	—	—
Crown Dependencies	—	—	—
	—	—	—

	Gross exposure	Collateral	Net exposure
	Stage 3	Stage 3	Stage 3
2020	£m	£m	£m
Large Corporate	—	—	—
	—	—	—